United States
Securities and Exchange Commission
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21757

American Independence Funds Trust
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, 2nd Floor, New York, NY  10105
 (Address of principal executive offices)         (Zip code)

John J. Pileggi, President, 1345 Avenue of the Americas, 2nd Floor, New York, NY  10105

(Name and address of agent for service)
with a copy to:
Jon Rand, Esq.
Dechert LLP
1095 Avenue of the Americas
 New York, NY 10036-6797

Registrant's telephone number, including area code: (212) 488-1331

Date of fiscal year end: 10/31/2016

Date of reporting period: 04/30/2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17CRF 270.30e-1).

American Independence Funds Trust

Semi-Annual Report - April 30, 2016 (Unaudited)

Schedule of Investments
AI Navellier Large Cap Growth Fund	1
AI Hillcrest Small Cap Value Fund	3
Rx Dynamic Stock Fund	5
AI JAForlines Risk-Managed Allocation Fund	7
AI Navellier International Fund	8
AI Kansas Tax-Exempt Bond Fund	12
AI Boyd Watterson Core Plus Fund	19
AI U.S. Inflation-Protected Fund	23
Statements of Assets and Liabilities	25
Statements of Operations	27
Statements of Changes in Net Assets	29
Financial Highlights	34
Notes to Financial Statements	44
Additional Fund Information
Portfolio Summaries	56
Table of Shareholder Expenses	58

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to the portfolio securities is available without charge, upon request, by calling 1-866-410-2006 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-866-410-2006 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Holdings. The Funds file complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q, which are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

American Independence Funds Trust	Schedule of Investments
AI Navellier Large Cap Growth Fund (formerly Large Cap Growth Fund)	April 30, 2016 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 96.9%
Consumer Discretionary — 15.0%
Home Depot, Inc.	1,770	236,985
NIKE, Inc., Class B	3,635	214,247
O'Reilly Automotive, Inc. (a)	615	161,548
Ross Stores, Inc.	3,265	185,387
Starbucks Corp.	4,630	260,345
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	1,440	299,923
		1,358,435
Consumer Staples — 16.8%
Clorox Co. (The)	2,078	260,228
Coty Inc., Class A	5,570	169,328
Dr. Pepper Snapple Group, Inc.	2,830	257,275
Hormel Foods Corp.	6,710	258,671
Pinnacle Foods, Inc.	4,355	185,479
Reynolds American, Inc.	3,880	192,448
Tyson Foods, Inc.	3,080	202,726
		1,526,155
Financials — 7.2%
Equifax, Inc.	1,740	209,235
Progressive Corp. (The)	5,799	189,047
Public Storage	1,055	258,275
		656,557
Health Care — 5.5%
CIGNA Corp.	1,855	256,992
Hologic, Inc. (a)	7,170	240,840
		497,832
Industrials — 7.2%
Dycom Industries, Inc. (a)	2,240	158,144
Lockheed Martin Corp.	1,265	293,961
Raytheon Co.	1,585	200,265
		652,370
Information Technology — 32.2%
Semiconductors — 6.6%
Broadcom Ltd. (b)	2,640	384,780
NVIDIA Corp.	5,987	212,718
		597,498
Software & Services — 25.6%
Accenture PLC, Class A (b)	1,858	209,805
Activision Blizzard, Inc.	5,430	187,172
Adobe Systems, Inc. (a)	1,975	186,085
Alphabet, Inc., Class A (a)	235	166,352
Electronic Arts, Inc. (a)	4,010	248,019
Facebook, Inc., Class A (a)	3,065	360,383
Fiserv, Inc. (a)	2,099	205,114
Global Payments, Inc.	2,630	189,833
Sabre Corp.	10,145	293,698
Vantiv, Inc., Class A (a)	5,000	272,700
		2,319,161
Total Information Technology		2,916,659

Materials — 5.0%
Avery Dennison Corp.	3,700	268,657
Vulcan Materials Co.	1,680	180,818
		449,475

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust	Schedule of Investments (Continued)
AI Navellier Large Cap Growth Fund (formerly Large Cap Growth Fund)	April 30, 2016 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 96.9% (continued)
Utilities — 8.0%
American Water Works Co., Inc.	2,845	207,002
Consolidated Edison, Inc.	3,500	261,100
SCANA Corp.	3,800	261,022
		729,124
Total Common Stocks (Cost $8,334,215)		8,786,607

Short-Term Investment — 3.2%
Money Market Fund — 3.2%
Federated Government Obligations Fund, Institutional Shares, 0.21% (c)	289,446	289,446
Total Short-Term Investment (Cost $289,446)		289,446

Total Investments (Cost $8,623,661(d)) — 100.1%		$9,076,053

Liabilities in excess of other assets — (0.1)%		(7,234)

NET ASSETS — 100.0%		$9,068,819

(a)	Non-income producing security.
(b)	Foreign security incorporated outside the United States.
(c)	Rate listed is the 7-day effective yield at 4/30/16.
(d)	See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations

PLC — Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$8,786,607	$—	$—	$8,786,607
Short-Term Investment	289,446	—	—	289,446
Total Investments	$9,076,053	$—	$—	$9,076,053

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust	Schedule of Investments
AI Hillcrest Small Cap Value Fund	April 30, 2016 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 94.7%
Consumer Discretionary — 11.2%
Brinker International, Inc.	375	17,370
Caleres, Inc.	588	14,824
Cracker Barrel Old Country Store, Inc.	99	14,495
Express, Inc. (a)	1,385	25,179
Group 1 Automotive, Inc.	192	12,641
Helen of Troy Ltd. (a) (b)	280	27,868
Thor Industries, Inc.	322	20,614
		132,991
Consumer Staples — 1.7%
Andersons, Inc. (The)	588	19,704

Energy — 5.4%
Callon Petroleum Co. (a)	3,202	33,653
Carrizo Oil & Gas, Inc. (a)	867	30,666
		64,319
Financials — 36.6%
Banks — 19.8%
Customers Bancorp, Inc. (a)	1,121	29,124
First Interstate BancSystem Inc., Class A	850	23,035
Great Western Bancorp, Inc.	822	25,909
MainSource Financial Group, Inc.	667	14,574
Opus Bank	520	18,782
Pacific Continental Corp.	1,362	22,691
PrivateBancorp, Inc.	792	32,955
Simmons First National Corp., Class A	473	22,089
South State Corp.	321	22,464
Sterling Bancorp/DE	1,436	23,464
		235,087
Diversified — 2.6%
Encore Capital Group, Inc. (a)	502	14,131
Hilltop Holdings, Inc. (a)	821	16,305
		30,436
Insurance — 0.8%
American Equity Investment Life Holding Co.	721	10,094

REIT — 13.4%
DuPont Fabros Technology, Inc.	792	31,537
EPR Properties	343	22,597
GEO Group, Inc. (The)	485	15,535
Medical Properties Trust, Inc.	1,402	18,661
Ramco-Gershenson Properties Trust	1,146	20,296
RLJ Lodging Trust	779	16,413
Ryman Hospitality Properties, Inc.	363	18,705
Select Income REIT	679	15,719
		159,463
Total Financials		435,080

Health Care— 6.2%
Aceto Corp.	1,125	25,234
AMN Healthcare Services Inc. (a)	788	27,982
Analogic Corp.	268	21,169
		74,385

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust	Schedule of Investments (Continued)
AI Hillcrest Small Cap Value Fund	April 30, 2016 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 94.7% (continued)
Industrials — 10.3%
ABM Industries, Inc.	1,258	40,470
Curtiss-Wright Corp.	335	25,654
Federal Signal Corp.	1,238	16,948
Knoll, Inc.	1,048	24,471
TrueBlue, Inc. (a)	794	14,840
		122,383
Information Technology — 11.2%
Benchmark Electronics, Inc. (a)	759	14,740
Cirrus Logic, Inc. (a)	859	31,010
II-VI, Inc. (a)	1,321	27,569
Synaptics, Inc. (a)	357	25,543
SYNNEX Corp.	417	34,432
		133,294
Materials — 5.4%
Cabot Corp.	334	16,296
Innospec, Inc.	532	25,728
P.H. Glatfelter Co.	995	22,815
		64,839
Utilities — 6.7%
Avista Corp.	652	26,125
Black Hills Corp.	471	28,538
New Jersey Resources Corp.	691	24,655
		79,318
Total Common Stocks (Cost $1,121,553)		1,126,313

Short-Term Investment — 0.8%
Money Market Fund — 0.8%
Federated Government Obligations Fund, Institutional Shares, 0.21% (c)	9,072	9,072
Total Short-Term Investment (Cost $9,072)		9,072

Total Investments (Cost $1,130,625(d)) — 95.5%		$1,135,385

Other assets in excess of liabilities — 4.5%		53,876

NET ASSETS — 100.0%		$1,189,261

(a)	Non-income producing security.
(b)	Foreign security incorporated outside the United States.
(c)	Rate listed is the 7-day effective yield at 4/30/16.
(d)	See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations

REIT — Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$1,126,313	$—	$—	$1,126,313
Short-Term Investment	9,072	—	—	9,072
Total Investments	$1,135,385	$—	$—	$1,135,385

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust	Schedule of Investments
Rx Dynamic Stock Fund	April 30, 2016 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 95.0%
Consumer Discretionary — 19.1%
Netflix, Inc. (a)	6,378	574,211
Royal Caribbean Cruises Ltd. (b)	6,375	493,425
Starbucks Corp.	11,734	659,803
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	4,129	859,988
		2,587,427
Consumer Staples — 9.0%
Constellation Brands, Inc., Class A	4,904	765,318
Tyson Foods, Inc., Class A	6,942	456,923
		1,222,241
Financials — 5.0%
MarketAxess Holdings, Inc.	5,556	682,055

Health Care — 24.3%
ABIOMED, Inc. (a)	6,834	663,855
Cantel Medical Corp.	9,977	668,359
Edwards Lifesciences Corp. (a)	6,603	701,305
Incyte Corp. (a)	9,755	704,994
West Pharmaceutical Services, Inc.	7,630	543,256
		3,281,769
Industrials — 5.0%
Acuity Brands, Inc.	2,769	675,331

Materials — 5.8%
Vulcan Materials Co.	7,240	779,241

Semiconductors — 4.9%
Broadcom Ltd. (b)	4,554	663,745

Software & Services — 16.8%
Electronic Arts, Inc. (a)	10,699	661,733
Facebook, Inc., Class A (a)	3,279	385,545
Global Payments, Inc.	5,091	367,455
Microsoft Corp.	3,225	160,831
Vantiv, Inc., Class A (a)	12,896	703,348
		2,278,912
Utilities — 5.1%
NiSource, Inc.	30,442	691,338
Total Common Stocks (Cost $12,267,586)		12,862,059

Short-Term Investment — 5.8%
Money Market Fund — 5.8%
Federated Government Obligations Fund, Institutional Shares, 0.21% (c)	783,365	783,365
Total Short-Term Investment (Cost $783,365)		783,365

Total Investments (Cost $13,050,951(d)) — 100.8%		$13,645,424

Liabilities in excess of other assets — (0.8)%		(107,928)

NET ASSETS — 100.0%		$13,537,496

(a)	Non-income producing security.
(b)	Foreign security incorporated outside the United States.
(c)	Rate listed is the 7-day effective yield at 4/30/16.
(d)	See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust	Schedule of Investments (Continued)
Rx Dynamic Stock Fund	April 30, 2016 (Unaudited)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$12,862,059	$—	$—	$12,862,059
Short-Term Investment	783,365	—	—	783,365
Total Investments	$13,645,424	$—	$—	$13,645,424

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust	Schedule of Investments
AI JAForlines Risk-Managed Allocation Fund	April 30, 2016 (Unaudited)

Security Description	Shares	Value ($)
Exchange Traded Products — 93.6%
International Equity Exchange Traded Products — 28.1%
iShares MSCI Australia ETF	169,928	3,386,665
iShares MSCI Canada ETF	182,183	4,627,448
iShares MSCI EAFE Minimum Volatility ETF	60,804	4,087,245
iShares MSCI Eurozone ETF	224,944	7,933,775
iShares MSCI Japan ETF	266,843	3,047,347
		23,082,480
International Fixed Income Exchange Traded Products — 14.4%
iShares International High Yield Bond ETF	89,520	4,287,113
iShares JPMorgan USD Emerging Markets Bond Fund ETF	67,695	7,556,793
		11,843,906
U.S. Alternative Exchange Traded Product — 5.0%
SPDR Gold Shares (a)	32,917	4,070,187

U.S. Equity Exchange Traded Products — 13.3%
iShares MSCI USA Minimum Volatility ETF	250,726	10,974,277

U.S. Fixed Income Exchange Traded Products — 32.8%
iShares Barclays 20+ Year Treasury Bond ETF	62,304	8,060,892
iShares iBoxx Investment Grade Corporate Bond ETF	54,952	6,612,374
iShares U.S. Preferred Stock ETF	313,567	12,285,555
		26,958,821
Total Exchange Traded Products (Cost $73,822,234)		76,929,671

Short-Term Investment — 6.5%
Money Market Fund — 6.5%
Federated Government Obligations Fund, Institutional Shares, 0.21% (b)	5,377,035	5,377,035
Total Short-Term Investment (Cost $5,377,035)		5,377,035

Total Investments (Cost $79,199,269(c)) — 100.1%		$82,306,706

Liabilities in excess of other assets — (0.1)%		(61,493)

NET ASSETS — 100.0%		$82,245,213

(a)	Non-income producing security.
(b)	Rate listed is the 7-day effective yield at 4/30/16.
(c)	See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations

ETF — Exchange-Traded Fund

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Products	$76,929,671	$—	$—	$76,929,671
Short-Term Investment	5,377,035	—	—	5,377,035
Total Investments	$82,306,706	$—	$—	$82,306,706

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust	Schedule of Investments
AI Navellier International Fund (formerly International Alpha Strategies Fund)	April 30, 2016 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 99.7%
Australia — 2.7%
Amcor Ltd. - ADR	7,000	326,480
BHP Billiton, Ltd.	14,100	222,518
Commonwealth Bank of Australia	9,391	529,534
Treasury Wine Estates Ltd. - ADR	31,500	222,705
		1,301,237
Belgium — 3.2%
Anheuser-Busch InBev NV	5,400	668,583
KBC Groep NV	15,300	859,191
		1,527,774
Bermuda — 0.7%
James River Group Holdings Ltd.	10,300	318,888

Brazil — 2.6%
Banco Bradesco SA - ADR	34,430	257,192
Braskem SA - ADR	20,600	293,550
Telefonica Brasil SA - ADR	19,300	237,776
Ultrapar Participacoes SA	23,300	488,984
		1,277,502
Canada — 2.4%
BCE, Inc.	5,800	272,078
CGI Group, Inc., Class A (a)	9,100	415,779
Toronto-Dominion Bank (The)	11,100	493,950
		1,181,807
Cayman Islands — 3.4%
Fabrinet (a)	11,200	358,064
Herbalife Ltd. (a)	4,250	246,288
New Oriental Education & Technology Group, Inc. - ADR	16,900	661,804
TAL Education Group - ADR (a)	6,900	399,234
		1,665,390
China — 1.0%
Ctrip.com International Ltd. - ADR (a)	4,340	189,267
Tencent Holdings Ltd. - ADR	15,300	310,590
		499,857
Colombia — 0.5%
Bancolombia SA - ADR	6,400	247,616

Denmark — 2.5%
Novo Nordisk A/S - ADR	13,300	742,007
Novo Nordisk A/S, Class B	8,200	457,932
		1,199,939
France — 8.7%
BNP Paribas SA	16,500	873,852
Dassault Systemes SA	8,000	625,816
Sanofi	13,500	1,114,975
Total SA	18,900	950,953
Veolia Environnement	27,000	663,481
		4,229,077
Germany — 9.3%
Bayer AG	5,800	669,282
Continental AG	3,250	713,950
Infineon Technologies AG	31,500	448,273
Merck KGaA	6,500	610,990
SAP AG	14,200	1,111,149

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust	Schedule of Investments (Continued)
AI Navellier International Fund (formerly International Alpha Strategies Fund)	April 30, 2016 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 99.7% (continued)
Germany — 9.3% (continued)
Siemens AG	9,200	960,147
		4,513,791
Guernsey — 1.3%
Amdocs Ltd.	11,400	644,556

Hong Kong — 1.0%
AIA Group Ltd. - ADR	12,600	302,148
China Mobile, Ltd.	17,000	194,935
		497,083
Ireland — 2.2%
Accenture PLC, Class A	4,420	499,106
Medtronic PLC	7,400	585,710
		1,084,816
Israel — 0.6%
Check Point Software Technologies Ltd. (a)	3,200	265,184

Italy — 1.3%
Luxottica Group SpA	11,500	626,566

Japan — 18.3%
Fuji Heavy Industries Ltd.	19,000	659,881
Honda Motor Co., Ltd.	18,600	520,216
KDDI Corp.	13,200	390,960
Kubota Corp.	40,000	620,403
Makita Corp.	9,800	633,824
Mizuho Financial Group, Inc.	312,500	490,093
Nidec Corp.	15,100	1,155,134
Nippon Telegraph & Telephone Corp. - ADR	9,000	401,130
NTT DOCOMO, Inc.	62,400	1,514,583
Shin-Etsu Chemical Co., Ltd.	11,600	672,506
SoftBank Corp.	8,100	453,319
Sony Corp.	14,700	381,668
Sumitomo Mitsui Financial Group, Inc.	10,000	318,987
Sysmex Corp.	10,000	654,236
		8,866,940
Jersey — 1.1%
Randgold Resources, Ltd.	5,300	525,652

Mexico — 0.6%
Controladora Vuela Cia de Aviacion SAB de CV (a)	13,600	283,968

Netherlands — 3.5%
ASML Holding NV	7,000	676,669
ING Groep NV	81,700	1,000,781
		1,677,450
Singapore — 1.1%
Broadcom Ltd.	3,740	545,105

South Africa — 0.8%
Naspers Ltd., Class N	2,800	385,663

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust	Schedule of Investments (Continued)
AI Navellier International Fund (formerly International Alpha Strategies Fund)	April 30, 2016 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 99.7% (continued)
Spain — 2.1%
Banco Bilbao Vizcaya Argentaria SA	56,609	387,919
Banco Santander SA	68,483	346,768
Iberdrola SA	38,148	271,069
		1,005,756
Sweden — 2.7%
Swedbank AB	44,600	962,882
Telefonaktiebolaget LM Ericsson, Class B	39,500	320,037
		1,282,919
Switzerland — 9.4%
Chubb Ltd.	4,675	550,995
Credit Suisse Group AG	33,000	501,628
Lonza Group AG	8,800	1,465,289
Nestle SA	9,800	731,038
Novartis AG	16,700	1,275,368
		4,524,318
Taiwan — 0.6%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	11,800	278,362

United Kingdom — 15.3%
ARM Holdings PLC	40,400	554,864
AstraZeneca PLC	10,000	575,447
Aviva PLC	98,200	622,058
BT Group PLC	78,900	512,284
Bunzl PLC	20,000	597,421
Diageo PLC	11,000	297,480
InterContinental Hotels Group PLC	23,023	920,448
Nielsen Holdings PLC	8,800	458,832
RELX PLC	65,500	1,161,075
Rio Tinto PLC	16,300	549,343
Unilever PLC - ADR	9,500	426,170
Vodafone Group PLC	229,618	737,361
		7,412,783
United States — 0.8%
Mettler-Toledo International, Inc. (a)	1,100	393,745
Total Common Stocks (Cost $46,910,949)		48,263,744

Short-Term Investment — 0.1%
Money Market Fund — 0.1%
Federated Treasury Obligations Fund, Institutional Shares, 0.17% (b)	61,417	61,417
Total Short-Term Investment (Cost $61,417)		61,417

Total Investments (Cost $46,972,366(c)) — 99.8%		$48,325,161

Other assets in excess of liabilities — 0.2%		81,833

NET ASSETS — 100.0%		$48,406,994

(a)	Non-income producing security.
(b)	Rate listed is the 7-day effective yield at 4/30/16.
(c)	See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations

ADR — American Depositary Receipt

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust	Schedule of Investments (Continued)
AI Navellier International Fund (formerly International Alpha Strategies Fund)	April 30, 2016 (Unaudited)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$48,263,744	$—	$—	$48,263,744
Short-Term Investment	61,417	—	—	61,417
Total Investments	$48,325,161	$—	$—	$48,325,161

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust	Schedule of Investments
AI Kansas Tax-Exempt Bond Fund	April 30, 2016 (Unaudited)

Security Description	Principal ($)	Value ($)
Long Term Investments — 94.5%*
Municipal Bonds — 94.5%
Education — 25.1%
Butler County Unified School District No. 490 El Dorado, GO UT, AGM, 4.05%, 9/01/27, Callable 9/01/17	630,000	651,974
City of Ottawa, Education, RB, 5.00%, 4/15/25, Callable 4/15/19	1,510,000	1,685,915
Colby Community College, Higher Education, COP, 5.00%, 8/01/31, Callable 8/01/16	250,000	250,525
Dodge City Community College, Higher Education, RB, 5.13%, 4/01/30, Callable 4/01/20	250,000	275,068
Douglas County Unified School District No. 348 Baldwin City, GO UT, 5.00%, 9/01/30, Pre-Refunded 9/01/19	1,405,000	1,592,764
Douglas County Unified School District No. 491 Eudora, GO UT, AGM, 5.00%, 9/01/29, Callable 9/01/18	450,000	494,698
Douglas County Unified School District No. 497 Lawrence, GO UT, 4.00%, 9/01/33, Callable 9/01/24	500,000	552,870
Ford County Unified School District No 443 Dodge City, 4.00%, 3/01/34, Callable 3/01/27	1,000,000	1,093,750
Franklin County Unified School District No. 290 Ottawa, School District, GO UT,
5.00%, 9/01/31, Callable 9/01/25	1,715,000	2,071,188
5.00%, 9/01/32, Callable 9/01/25	150,000	180,324
5.00%, 9/01/33, Callable 9/01/25	1,000,000	1,193,000
Harvey County Unified School District No. 373 Newton, GO UT, NATL-RE, 5.00%, 9/01/22, Pre-Refunded 9/01/18	1,700,000	1,864,951
Johnson & Miami Counties Unified School District No. 230 Spring Hills, GO UT, 5.25%, 9/01/29, Pre-Refunded 9/01/21	1,500,000	1,813,305
Johnson County Unified School District No. 231 Gardner - Edgerton, GO UT, AMBAC,
5.00%, 10/01/25, Callable 10/01/16	320,000	326,272
5.00%, 10/01/25, Pre-Refunded 10/01/16	750,000	763,680
Johnson County Unified School District No. 512 Shawnee Mission, GO UT, 5.00%, 10/01/32, Callable 10/01/25	1,000,000	1,236,770
Kansas Development Finance Authority, 4.50%, 4/01/22, Callable 4/01/20	225,000	252,806
Kansas Development Finance Authority, RB,
4.00%, 10/01/20	250,000	274,543
5.00%, 2/01/22, Callable 2/01/20	555,000	634,343
4.00%, 11/01/27, Callable 11/01/19	765,000	831,999
5.00%, 11/01/28, Callable 11/01/19	2,055,000	2,330,308
5.00%, 11/01/29, Callable 11/01/19	2,060,000	2,332,950
5.00%, 6/15/31, Callable 6/15/19	2,500,000	2,777,300
4.00%, 5/01/34, Callable 5/01/22	1,000,000	1,081,250
Kansas Development Finance Authority, Higher Education, RB,
4.00%, 4/01/24, Callable 4/01/20	230,000	251,471
5.00%, 4/01/29, Callable 4/01/20	650,000	731,555
Kansas Development Finance Authority, Higher Education, RB, AMBAC, 5.00%, 10/01/21, Callable 5/31/16	205,000	206,447
Leavenworth County Unified School District No. 453, GO UT, AGC,
5.25%, 9/01/23, Callable 9/01/19	60,000	68,086
5.25%, 9/01/23, Pre-Refunded 9/01/19	440,000	499,294
Leavenworth County Unified School District No. 453, GO UT, AGM, 4.75%, 3/01/25, Callable 9/01/19	535,000	604,673
Leavenworth County Unified School District No. 458, GO UT,
5.25%, 9/01/28, Pre-Refunded 9/01/19	1,250,000	1,420,650
5.00%, 9/01/29, Pre-Refunded 9/01/19	395,000	445,706
5.00%, 9/01/30, Pre-Refunded 9/01/19	215,000	242,600
Miami County Unified School District No. 416 Louisburg, GO UT, NATL-RE, 5.00%, 9/01/20, Pre-Refunded 9/01/16	1,235,000	1,252,932
Reno County Unified School District No. 308 Hutchinson, GO UT, NATL-RE,
5.00%, 9/01/16	1,000,000	1,014,390
5.00%, 9/01/25, Pre-Refunded 9/01/17	200,000	210,284
Rice County Unified School District No. 376 Sterling, GO UT, AGC,
5.25%, 9/01/35, Pre-Refunded 9/01/19	335,000	381,796

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust	Schedule of Investments (Continued)
AI Kansas Tax-Exempt Bond Fund	April 30, 2016 (Unaudited)

Security Description	Principal ($)	Value ($)
Long Term Investments — 94.5%* (continued)
Municipal Bonds — 94.5% (continued)
Education — 25.1% (continued)
5.25%, 9/01/35, Pre-Refunded 9/01/19	165,000	188,049
Riley County Unified School District No. 383 Manhattan-Ogden, GO UT,
5.00%, 9/01/23, Pre-Refunded 9/01/19	1,000,000	1,124,180
5.00%, 9/01/27, Pre-Refunded 9/01/18	1,350,000	1,468,881
Sedgwick County Public Building Commission, Facilities, RB,
5.00%, 8/01/23, Pre-Refunded 8/01/18	390,000	424,308
5.00%, 8/01/24, Pre-Refunded 8/01/18	100,000	108,797
5.25%, 8/01/26, Pre-Refunded 8/01/18	180,000	196,828
5.25%, 8/01/28, Pre-Refunded 8/01/18	800,000	874,792
Sedgwick County Unified School District No 259 Wichita, 3.00%, 10/01/21	500,000	545,890
Sedgwick County Unified School District No 262 Valley Center,
4.00%, 9/01/30, Callable 9/01/24	500,000	546,985
5.00%, 9/01/33, Callable 9/01/24	750,000	882,705
Sedgwick County Unified School District No. 259 Wichita, GO UT,
5.00%, 10/01/21, Callable 10/01/18	55,000	60,937
5.00%, 10/01/21, Pre-Refunded 10/01/18	915,000	1,005,786
5.00%, 10/01/21, Pre-Refunded 10/01/18	30,000	32,977
Sedgwick County Unified School District No. 260 Derby, GO UT, 5.00%, 10/01/29, Pre-Refunded 10/01/22	340,000	418,751
Sedgwick County Unified School District No. 261 Haysville, GO UT, AGM,
5.00%, 11/01/19, Callable 11/01/17	20,000	21,367
5.00%, 11/01/19, Pre-Refunded 11/01/17	980,000	1,038,643
5.00%, 11/01/23, Callable 11/01/17	5,000	5,346
5.00%, 11/01/23, Pre-Refunded 11/01/17	195,000	206,669
Sedgwick County Unified School District No. 262 Valley Center, GO UT, AGM, 5.00%, 9/01/24, Pre-Refunded 9/01/18	745,000	818,263
Sedgwick County Unified School District No. 265 Goddard, GO UT, AGC, 4.50%, 10/01/24, Pre-Refunded 10/01/18	250,000	272,145
Sedgwick County Unified School District No. 266 Maize, GO UT, 5.00%, 9/01/21	500,000	600,005
Sedgwick County Unified School District No. 266 Maize, GO UT, NATL-RE, 5.00%, 9/01/19, Pre-Refunded 9/01/17	500,000	528,370
Shawne County Unified School District No. 437 Auburn - Washburn, GO UT, 3.95%, 9/01/28, Callable 9/01/20	825,000	909,323
Sumner County Unified School District No. 353 Wellington, GO UT, BAM, 5.00%, 9/01/26, Callable 9/01/23	230,000	277,049
Washburn University/Topeka KS, 3.00%, 7/01/24	170,000	185,953
Washburn University/Topeka, Higher Education, RB, 5.00%, 7/01/35, Callable 7/01/25	500,000	583,900
		47,219,336
General Obligation — 18.3%
Ashland Public Building Commission, 5.00%, 9/01/35, Callable 9/01/23	720,000	777,715
Barton County Community College,
4.00%, 12/01/32, Callable 12/01/25	555,000	610,100
4.00%, 12/01/34, Callable 12/01/25	250,000	271,103
City of Abilene, GO UT,
4.30%, 9/01/27, Callable 9/01/20	150,000	169,736
4.60%, 9/01/30, Callable 9/01/20	500,000	565,765
City of Dodge City, GO UT, AGM, 4.25%, 9/01/29, Pre-Refunded 9/01/19	835,000	897,892
City of Haysville KS, 4.13%, 11/01/32, Callable 11/01/25	460,000	488,782
City of Junction City, GO UT, AGM, 4.50%, 9/01/31, Callable 9/01/20	1,000,000	1,106,010
City of Leawood, GO UT, 4.20%, 9/01/23, Callable 9/01/17	565,000	591,301
City of Lindsborg, GO UT, 4.60%, 10/01/29, Callable 10/01/18	600,000	634,212
City of Manhattan, GO UT,
4.50%, 11/01/17	400,000	422,640
4.10%, 11/01/26, Callable 11/01/18	415,000	443,340

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust	Schedule of Investments (Continued)
AI Kansas Tax-Exempt Bond Fund	April 30, 2016 (Unaudited)

Security Description	Principal ($)	Value ($)
Long Term Investments — 94.5%* (continued)
Municipal Bonds — 94.5% (continued)
General Obligation — 18.3% (continued)
City of Olathe, GO UT, 5.00%, 10/01/24, Callable 10/01/23	535,000	663,507
City of Park City, GO UT, 5.38%, 12/01/25, Pre-Refunded 12/01/19	500,000	577,495
City of Pittsburg, Tax Allocation, 4.90%, 4/01/24, Callable 5/31/16	1,090,000	1,082,980
City of Roeland Park, Tax Allocation, 5.38%, 8/01/19, Callable 6/14/16	500,000	500,700
City of Shawnee, GO UT, 4.00%, 12/01/27, Callable 12/01/24	425,000	490,514
City of Topeka, GO UT, 4.50%, 8/15/30, Callable 8/15/19	450,000	494,905
City of Wichita, GO UT,
4.00%, 6/01/23, Callable 6/01/17 @101	405,000	423,444
4.00%, 6/01/24, Callable 6/01/17 @101	180,000	187,834
4.00%, 6/01/24, Pre-Refunded 6/01/16 @101	150,000	151,860
4.00%, 6/01/25, Callable 6/01/17 @101	820,000	855,227
5.00%, 12/01/25	500,000	647,785
4.00%, 6/01/26, Callable 6/01/20 @101	475,000	526,390
4.00%, 6/01/27, Callable 6/01/20 @101	780,000	859,474
4.00%, 12/01/29, Callable 12/01/20 @101	250,000	274,908
Cloud County Public Building Commission, GO, 4.10%, 10/15/32, Callable 10/15/22	225,000	224,195
Commonwealth of Puerto Rico, GO UT, AGM, 5.50%, 7/01/29	275,000	289,058
County of Douglas, GO UT, 4.25%, 9/01/30, Callable 9/01/19	320,000	351,293
County of Franklin, COP, 4.75%, 9/01/21, Callable 5/31/16	750,000	750,757
County of Johnson, GO UT,
4.75%, 9/01/27, Callable 9/01/18	500,000	543,825
4.00%, 9/01/28, Callable 9/01/25	1,125,000	1,310,321
3.00%, 9/01/30, Callable 9/01/22	400,000	418,308
County of Scott, GO UT, 5.00%, 4/01/28, Pre-Refunded 4/01/20	500,000	577,505
Crawford County Public Building Commission, RB, 5.38%, 9/01/24, Callable 9/01/19	2,300,000	2,604,796
Hutchinson Community College & Area Vocational School, Higher Education, COP, 4.00%, 10/01/37, Callable 10/01/21	1,700,000	1,753,363
Kansas Development Finance Authority, RB, AMBAC, 5.25%, 10/01/17, Callable 5/31/16	135,000	135,455
Kansas Development Finance Authority, GO, 4.75%, 9/01/34, Callable 9/01/19	360,000	398,545
Kansas Development Finance Authority, RB,
5.00%, 4/01/26, Callable 4/01/23	635,000	760,051
5.00%, 4/01/31, Callable 4/01/23	1,000,000	1,168,750
5.00%, 4/01/34, Callable 4/01/23	2,000,000	2,312,640
Maize Public Building Commission, RB, 5.20%, 5/01/31, Callable 5/01/16	1,000,000	1,000,000
Pratt County Public Building Commission, GO, 3.25%, 12/01/32, Callable 12/01/17	1,150,000	1,155,612
Wyandotte County-Kansas City Unified Government, GO UT, 4.00%, 8/01/31, Callable 8/01/22	930,000	1,009,729
Wyandotte County-Kansas City Unified Government, GO UT,
5.00%, 8/01/29, Callable 8/01/20	1,000,000	1,159,880
4.00%, 8/01/30, Callable 8/01/20	500,000	539,105
Wyandotte County-Kansas City Unified Government, RB,
5.00%, 12/01/21, Callable 6/01/16	130,000	130,155
5.00%, 12/01/23	570,000	691,421
4.88%, 10/01/28, Callable 10/01/16	470,000	470,461
		34,470,844
Health Care — 18.7%
Allen County Public Building Commission, RB,
5.05%, 12/01/31, Callable 12/01/22	1,310,000	1,478,309
5.15%, 12/01/36, Callable 12/01/22	500,000	553,015
City of Hays, Nursing Homes, RB, 4.25%, 10/01/32, Pre-Refunded 10/01/16	1,000,000	1,015,400
City of Lawrence, Medical, RB, 5.25%, 7/01/21, Callable 7/01/16	610,000	614,843
City of Manhattan, Medical, RB, 5.00%, 11/15/29, Callable 11/15/22	680,000	770,447
City of Olathe, Medical, RB,
5.13%, 9/01/22, Callable 9/01/17	1,315,000	1,395,754

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust	Schedule of Investments (Continued)
AI Kansas Tax-Exempt Bond Fund	April 30, 2016 (Unaudited)

Security Description	Principal ($)	Value ($)
Long Term Investments — 94.5%* (continued)
Municipal Bonds — 94.5% (continued)
Health Care — 18.7% (continued)
5.25%, 9/01/25, Callable 9/01/19	540,000	612,770
5.00%, 9/01/29, Callable 9/01/17	810,000	852,638
4.00%, 9/01/30, Callable 9/01/21	450,000	469,499
5.00%, 9/01/30, Callable 9/01/19	750,000	830,437
City of Wichita, Medical, RB,
5.00%, 11/15/17	200,000	212,752
4.75%, 11/15/24, Pre-Refunded 11/15/19	810,000	914,206
5.25%, 11/15/24, Pre-Refunded 11/15/19	2,150,000	2,463,771
5.00%, 11/15/29, Pre-Refunded 11/15/21	3,070,000	3,694,254
Kansas Development Finance Authority, Medical, RB,
5.25%, 11/15/21, Callable 11/15/19	1,300,000	1,504,438
5.00%, 11/15/22, Callable 5/31/16	500,000	501,730
5.00%, 11/15/22, Callable 11/15/17	260,000	278,148
5.50%, 11/15/22, Callable 11/15/19	1,000,000	1,169,390
5.00%, 11/15/24, Callable 11/15/17	1,110,000	1,187,656
5.25%, 1/01/25, Callable 1/01/20	1,500,000	1,713,300
5.00%, 5/15/25, Callable 5/15/19	1,500,000	1,669,605
5.00%, 11/15/27, Callable 11/15/19	1,000,000	1,108,980
5.50%, 11/15/29, Callable 11/15/19	1,275,000	1,456,828
5.38%, 3/01/30, Callable 3/01/20	1,000,000	1,132,730
5.25%, 11/15/30, Callable 11/15/19	250,000	275,675
5.00%, 11/15/32, Callable 5/15/22	1,500,000	1,750,725
5.00%, 5/15/35, Callable 5/15/19	330,000	360,294
Kansas Development Finance Authority, Medical, RB, NATL-RE, 5.00%, 11/15/27, Callable 11/15/17	1,875,000	1,993,969
Lyon County Public Building Commission, RB, 4.00%, 12/01/21, Callable 12/01/18	500,000	531,845
Mitchell County Public Building Commission, Medical, RB, AGM, 4.50%, 3/01/28, Callable 3/01/18	430,000	454,411
Pawnee County Public Building Commission, Medical, RB, 4.00%, 2/15/31, Callable 2/15/22	145,000	151,696
University of Kansas Hospital Authority, Medical, RB,
5.00%, 9/01/21, Callable 9/01/16	1,020,000	1,035,494
5.00%, 9/01/21, Pre-Refunded 9/01/16	55,000	55,799
5.00%, 9/01/30, Callable 9/01/25	350,000	419,790
5.00%, 9/01/31, Callable 9/01/25	500,000	596,955
		35,227,553
Housing — 2.2%
City of Beloit, RB, 5.00%, 4/01/32, Pre-Refunded 4/01/17	500,000	519,430
City of Phillipsburg, Facilities, RB, 4.50%, 10/01/28, Callable 10/01/20	545,000	610,280
County of Sedgwick KS / County of Shawnee, Single Family Housing, RB, GNMA, 6.70%, 6/01/29	20,000	20,150
La Cygne Public Building Commission, Facilities, RB, 5.00%, 11/01/29, Callable 11/01/19	375,000	423,997
Topeka Public Building Commission, Facilities, RB, NATL-RE, 5.00%, 6/01/27, Callable 6/01/18	2,355,000	2,591,513
		4,165,370

Other Revenue Bonds — 1.5%
Kansas Development Finance Authority, RB, 4.00%, 6/01/17	695,000	718,373
Kansas Development Finance Authority, RB, FSA,
5.13%, 11/01/25, Callable 11/01/18	100,000	110,309
5.25%, 11/01/28, Callable 11/01/18	305,000	337,299
Kansas Development Finance Authority, RB, NATL-RE,
5.25%, 11/01/21, Pre-Refunded 11/01/17	250,000	266,078
5.25%, 11/01/26, Pre-Refunded 11/01/17	1,200,000	1,277,172
		2,709,231
Tax Obligation — 2.4%
City of Dodge City, RB, AGM, 5.25%, 6/01/31, Pre-Refunded 6/01/19	825,000	934,403

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust	Schedule of Investments (Continued)
AI Kansas Tax-Exempt Bond Fund	April 30, 2016 (Unaudited)

Security Description	Principal ($)	Value ($)
Long Term Investments — 94.5%* (continued)
Municipal Bonds — 94.5% (continued)
Tax Obligation — 2.4% (continued)
Johnson County Public Building Commission, RB,
4.00%, 9/01/20, Pre-Refunded 9/01/18	325,000	349,453
4.00%, 9/01/22, Callable 9/01/19	415,000	454,326
4.50%, 9/01/22, Pre-Refunded 9/01/18	100,000	108,675
4.00%, 9/01/24, Callable 9/01/20	500,000	556,815
4.75%, 9/01/24, Pre-Refunded 9/01/18	790,000	863,075
4.88%, 9/01/25, Pre-Refunded 9/01/18	200,000	219,076
4.50%, 9/01/27, Callable 9/01/21	955,000	1,100,026
		4,585,849
Transportation — 7.0%
Kansas Development Finance Authority, Transportation, RB,
5.00%, 10/01/16	1,585,000	1,614,116
5.00%, 10/01/21, Callable 10/01/18	1,270,000	1,398,575
4.63%, 10/01/26, Callable 10/01/18	300,000	326,562
Kansas Development Finance Authority, Transportation, RB, NATL-RE FGIC,
5.00%, 11/01/20, Pre-Refunded 11/01/16	950,000	970,159
5.00%, 11/01/21, Pre-Refunded 11/01/16	500,000	510,610
5.00%, 11/01/22, Pre-Refunded 11/01/16	200,000	204,244
4.38%, 11/01/26, Pre-Refunded 11/01/16	650,000	661,804
Kansas State Department of Transportation, RB,
4.30%, 9/01/21, Pre-Refunded 9/01/18	575,000	622,230
5.00%, 9/01/24, Pre-Refunded 9/01/18	1,360,000	1,493,620
Kansas Turnpike Authority, Transportation, RB, 4.00%, 9/01/26, Callable 9/01/20	1,000,000	1,101,650
Overland Park Transportation Development District, RB, 5.90%, 4/01/32, Callable 4/01/20	925,000	1,010,350
Puerto Rico Highway & Transportation Authority, RB, AGC, 5.25%, 7/01/36	385,000	400,331
Puerto Rico Highway & Transportation Authority, RB, AGM, 5.50%, 7/01/22	630,000	658,344
State of Kansas Department of Transportation, 5.00%, 9/01/23	200,000	250,748
State of Kansas Department of Transportation, RB,
5.00%, 9/01/24	500,000	636,915
5.00%, 9/01/34, Callable 9/01/25	1,000,000	1,228,240
		13,088,498
Utilities — 19.3%
Chisholm Creek Utility Authority, Water, RB, AMBAC, 4.25%, 9/01/29, Callable 9/01/17	300,000	304,785
City of Lawrence KS Water & Sewage System Revenue, 4.00%, 11/01/38, Callable 11/01/25	1,000,000	1,096,790
City of Lawrence, Water, RB, 4.30%, 11/01/22, Callable 11/01/18	235,000	253,856
City of Maize, Water, RB, 5.25%, 8/01/26, Callable 8/01/16	1,000,000	1,005,060
City of Topeka KS Combined Utility Revenue, RB,
4.00%, 8/01/26, Callable 8/01/21	2,600,000	2,887,586
3.38%, 8/01/32, Callable 8/01/20	1,335,000	1,370,311
3.50%, 8/01/33, Callable 8/01/20	2,285,000	2,351,265
City of Topeka, Utilities, RB, 4.50%, 8/01/33, Callable 8/01/19	650,000	705,010
City of Wichita KS Water & Sewer Utility Revenue, 4.00%, 10/01/20	500,000	561,995
City of Wichita KS Water & Sewer Utility Revenue, RB, 3.25%, 10/01/31, Callable 10/01/20	1,070,000	1,107,814
City of Wichita, Utilities, RB,
5.00%, 10/01/25, Callable 10/01/21	1,000,000	1,184,010
5.00%, 10/01/28, Callable 10/01/21	2,650,000	3,119,500
City of Wichita, Water, RB, 5.00%, 10/01/39, Callable 10/01/19	1,000,000	1,116,560
City of Wichita, Water/Sewer, RB,
4.00%, 10/01/29, Callable 10/01/20	1,000,000	1,090,600
5.00%, 10/01/29, Callable 10/01/19	750,000	847,042
4.00%, 10/01/30, Callable 10/01/20	1,000,000	1,077,400
City of Wichita, Water/Sewer, RB, AGM, 5.00%, 10/01/32, Pre-Refunded 10/01/17 @101	500,000	535,100
City of Wichita, Water/Sewer, RB, NATL-RE FGIC, 5.00%, 10/01/16, Callable 5/31/16	500,000	503,395

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust	Schedule of Investments (Continued)
AI Kansas Tax-Exempt Bond Fund	April 30, 2016 (Unaudited)

Security Description	Principal ($)	Value ($)
Long Term Investments — 94.5%* (continued)
Municipal Bonds — 94.5% (continued)
Utilities — 19.3% (continued)
Johnson County Water District No. 1, Water, RB,
3.25%, 7/01/20, Callable 7/01/18	1,440,000	1,495,800
3.25%, 12/01/30, Callable 12/01/17	3,615,000	3,658,814
Kansas Development Finance Authority, Water, RB, 4.00%, 3/01/27, Callable 3/01/19	775,000	831,056
Kansas Power Pool, Power, RB, 5.00%, 12/01/31, Callable 12/01/20	1,000,000	1,113,830
Kansas Power Pool, Utilities, RB,
5.00%, 12/01/19	600,000	679,770
5.00%, 12/01/23, Callable 12/01/22	200,000	240,202
5.00%, 12/01/28, Callable 12/01/25	700,000	828,541
Kansas Rural Water Finance Authority, Water, RB, 4.10%, 9/01/34, Callable 3/01/21	270,000	280,897
Marais Des Cygnes Public Utility Authority, Water, RB, AGC,
4.63%, 12/01/38, Callable 12/01/17	235,000	244,104
4.63%, 12/01/38, Pre-Refunded 12/01/17	245,000	259,994
4.63%, 12/01/38, Pre-Refunded 12/01/17	340,000	360,808
Puerto Rico Electric Power Authority, Power, RB, NATL-RE, 5.00%, 7/01/19	1,000,000	1,034,990
Wyandotte County-Kansas City Unified Government, 5.00%, 9/01/24, Callable 3/01/19	800,000	885,832
Wyandotte County-Kansas City Unified Government Utility System Revenue, RB, 5.00%, 9/01/32, Callable 9/01/22	1,090,000	1,266,460
Wyandotte County-Kansas City Unified Government, Utilities, RB,
4.25%, 9/01/23, Callable 3/01/20	500,000	549,160
5.00%, 9/01/27, Callable 9/01/21	1,300,000	1,523,275
		36,371,612
Total Municipal Bonds		177,838,293

Total Long Term Investments (Cost $165,961,372)		177,838,293

	Shares
Short-Term Investments — 4.6%
Money Market Funds — 4.6%
Federated Tax-Free Obligations Fund, Institutional Shares, 0.01% (a)	3,606,757	3,606,757
Goldman Sachs Financial Square Tax-Free Money Market Fund, Institutional Shares, 0.21% (a)	5,000,000	5,000,000
Total Short-Term Investments (Cost $8,606,757)		8,606,757

Total Investments (Cost $174,568,129(b)) — 99.1%		$186,445,050

Other assets in excess of liabilities — 0.9%		1,765,857

NET ASSETS — 100.0%		$188,210,907

*	All Callable and Pre-Refunded are @ 100 unless stated otherwise.
(a)	Rate listed is the 7-day effective yield at 4/30/16.
(b)	See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust	Schedule of Investments (Continued)
AI Kansas Tax-Exempt Bond Fund	April 30, 2016 (Unaudited)

Summary of Abbreviations

AGC — Assured Guaranty Corp.

AGM — Assured Guaranty Municipal Corp.

AMBAC — Insured by American Municipal Bond Assurance Corp.

BAM — Build America Mutual

COP — Certificate of Participation

FGIC — Insured by Financial Guaranty Insurance Corp.

FSA — Insured by Assured Guaranty Municipal (formerly Federal Security Assurance)

GNMA — Government National Mortgage Association

GO — General Obligation

NATL-RE — National Public Finance Guaranty Corp. (formerly MBIA)

RB— Revenue Bonds

UT — Unlimited Tax

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$177,838,293	$—	$177,838,293
Short-Term Investments	8,606,757	—	—	8,606,757
Total Investments	$8,606,757	$177,838,293	$—	$186,445,050

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust	Schedule of Investments
AI Boyd Watterson Core Plus Fund	April 30, 2016 (Unaudited)

Security Description	Principal ($)	Value ($)
Long Term Investments — 97.7%*
Asset-Backed Securities — 3.8%
Ally Auto Receivables Trust 2015-2, Series 2015-2, Class A3, 1.49%, 11/15/19, Callable 12/15/18	1,160,000	1,162,788
Ford Credit Auto Owner Trust 2012-A, Series 2012-A, Class B, 1.88%, 8/15/17, Callable 5/15/16	519,132	519,332
Santander Drive Auto Receivables Trust 2012-1, Series 2012-1, Class D, 4.56%, 11/15/17, Callable 6/15/16	885,456	888,909
Santander Drive Auto Receivables Trust 2014-3, Series 2014-3, Class A3, 0.81%, 7/16/18, Callable 3/15/18	184,249	184,230
Santander Drive Auto Receivables Trust 2014-5, Series 2014-5, Class C, 2.46%, 6/15/20, Callable 7/15/18	775,000	779,504
Total Asset-Backed Securities (Cost $3,542,171)		3,534,763

Collateralized Mortgage Obligations — 3.3%
Commercial Mortgage Trust, Series 2015-CR27, Class A1, 1.58%, 10/10/48	1,029,944	1,031,619
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR5, Class 10A1, 2.75%, 6/25/34, Callable 5/25/16 †	33,714	34,017
Fannie Mae REMICS,
Series 1994-77, Class FB, 1.94%, 4/25/24, Demand Date 05/25/2016 † (a)	27,808	28,469
Series 2002-44, Class FJ, 1.44%, 4/25/32, Demand Date 05/25/2016 † (a)	27,243	27,724
Series 2002-60, Class FV, 1.44%, 4/25/32, Demand Date 05/25/2016 † (a)	20,163	20,533
Series 2002-66, Class FG, 1.44%, 9/25/32, Demand Date 05/25/2016 † (a)	23,219	23,760
Series 2002-69, Class FA, 1.44%, 10/25/32, Demand Date 05/25/2016 † (a)	20,119	20,486
Series 2003-106, Class FA, 1.34%, 11/25/33, Demand Date 05/25/2016 † (a)	11,590	11,768
Series 2007-88, Class FW, 0.99%, 9/25/37, Demand Date 05/25/2016 † (a)	17,038	17,260
Fannie Mae Whole Loan, Series 2004-W8, Class 3A, 7.50%, 06/25/44, Callable 5/25/18	43,691	51,799
Freddie Mac REMICS, Series 1382, Class KA, 1.58%, 10/15/22, Callable 5/15/16, Demand Date 06/15/2016 † (a)	22,624	23,170
Residential Accredit Loans, Inc., Series 2003-QS5, Class A1, 0.89%, 3/25/18, Callable 5/25/16, Demand Date 6/25/2016 † (a)	8,753	8,615
WaMu Mortgage Pass-Through Certificates, Series 2003-AR1, Class A6, 2.49%, 3/25/33, Callable 5/25/16 †	42,626	42,411
WFRBS Commercial Mortgage Trust, Series 2012-C8, Class B, 4.31%, 8/15/45 †	850,000	913,509
WFRBS Commercial Mortgage Trust, Series 2013-C12, Class B, 3.86%, 3/15/48 †	775,000	810,712
Total Collateralized Mortgage Obligations (Cost $3,045,494)		3,065,852

Commercial Mortgage-Backed Securities — 1.8%
Wells Fargo Commercial Mortgage Trust 2015-C26, Series 2015-C26, Class A1, 1.45%, 2/15/48	849,589	848,012
Wells Fargo Commercial Mortgage Trust 2015-C27, Series 2015-C27, Class B, 4.14%, 2/15/48	775,000	814,201
Total Commercial Mortgage-Backed Securities (Cost $1,645,587)		1,662,213

Corporate Bonds — 42.5%
Consumer Discretionary — 4.1%
Constellation Brands, Inc., 7.25%, 5/15/17	900,000	950,625
Hanesbrands, Inc., 6.38%, 12/15/20, Callable 5/31/16	900,000	932,625
Lennar Corp., 4.50%, 6/15/19, Callable 4/16/19	475,000	493,703
Newell Brands, Inc., 3.85%, 4/01/23, Callable 2/01/23	270,000	282,736
Target Corp., 2.50%, 4/15/26	260,000	260,434
Wolverine World Wide, Inc., 6.13%, 10/15/20, Callable 10/15/16	900,000	937,125
		3,857,248
Consumer Staples — 2.0%
Kraft Foods Group, Inc., 2.25%, 6/05/17	915,000	924,439
TreeHouse Foods, Inc., 4.88%, 3/15/22, Callable 3/15/17	925,000	960,844
		1,885,283

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust	Schedule of Investments (Continued)
AI Boyd Watterson Core Plus Fund	April 30, 2016 (Unaudited)

Security Description	Principal ($)	Value ($)
Long Term Investments — 97.7%* (continued)
Corporate Bonds — 42.5% (continued)
Energy — 2.0%
Duke Energy Carolinas LLC, 3.75%, 6/01/45, Callable 12/01/44	935,000	962,459
Tesoro Corp., 4.25%, 10/01/17, Callable 9/01/17	900,000	927,000
		1,889,459
Financials — 23.7%
American Express Co., 1.21%, 5/22/18 †	1,000,000	996,210
American International Group, Inc., 5.60%, 10/18/16	920,000	940,168
Bank of America Corp., 5.65%, 5/01/18	1,225,000	1,316,134
Berkshire Hathaway, Inc., 3.13%, 3/15/26, Callable 12/15/25	530,000	552,612
Boston Properties LP, 5.63%, 11/15/20, Callable 8/15/20	465,000	529,535
Capital One Financial Corp., 4.75%, 7/15/21	690,000	760,853
CIT Group, Inc., 5.00%, 5/15/17	925,000	946,391
Citigroup, Inc., 3.40%, 5/01/26	1,275,000	1,282,213
DDR Corp., 7.88%, 9/01/20	785,000	947,918
General Electric Capital Corp., 6.75%, 3/15/32	635,000	879,113
General Motors Financial Co., Inc., 4.75%, 8/15/17	950,000	987,072
Goldman Sachs Group, Inc. (The), 1.72%, 11/15/18 †	1,375,000	1,378,945
Hartford Financial Services Group, Inc. (The), 5.50%, 10/15/16	945,000	963,107
HCP, Inc., 2.63%, 2/01/20, Callable 11/01/19	990,000	982,468
Highwoods Realty LP, 3.20%, 6/15/21, Callable 4/15/21	820,000	819,711
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 5.63%, 10/15/21, Callable 10/15/16	890,000	928,008
Huntington Bancshares, Inc., 2.60%, 8/02/18, Callable 7/02/18	875,000	887,468
International Lease Finance Corp., 5.75%, 5/15/16	825,000	825,907
Lazard Group LLC, 6.85%, 6/15/17	149,000	156,941
Morgan Stanley, 4.75%, 3/22/17	1,000,000	1,031,067
PNC Funding Corp., 5.63%, 2/01/17	830,000	856,190
Principal Financial Group, Inc., 8.88%, 5/15/19	725,000	862,616
Prudential Financial, Inc., 5.38%, 6/21/20	735,000	822,411
SunTrust Banks, Inc., 2.90%, 3/03/21, Callable 2/03/21	875,000	891,131
Synchrony Financial, 3.00%, 8/15/19, Callable 7/15/19	610,000	619,396
Synovus Financial, 5.13%, 6/15/17	91,000	93,730
		22,257,315
Health Care — 3.0%
CVS Health Corp., 5.13%, 7/20/45, Callable 1/20/45	825,000	968,005
HCA, Inc., 6.50%, 2/15/20	825,000	915,750
UnitedHealth Group, Inc., 2.13%, 3/15/21	915,000	924,106
		2,807,861
Industrials — 0.8%
Burlington Northern Santa Fe LLC, 4.15%, 4/01/45, Callable 10/01/44	750,000	799,373

Information Technology — 0.7%
Microsoft Corp., 3.75%, 2/12/45, Callable 8/12/44	675,000	673,787

Materials — 1.6%
Dow Chemical Co. (The), 8.55%, 5/15/19	740,000	884,289
WestRock RKT Co., 4.45%, 3/01/19	550,000	576,804
		1,461,093
Telecommunication Services — 1.8%
Frontier Communications Corp., 8.13%, 10/01/18	925,000	1,000,156
Time Warner Cable, Inc., 6.75%, 7/01/18	600,000	664,146
		1,664,302
Utilities — 2.8%
Dominion Resources, Inc., 1.90%, 6/15/18	1,000,000	1,005,155

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust	Schedule of Investments (Continued)
AI Boyd Watterson Core Plus Fund	April 30, 2016 (Unaudited)

Security Description	Principal ($)	Value ($)
Long Term Investments — 97.7%* (continued)
Corporate Bonds — 42.5% (continued)
Utilities — 2.8% (continued)
Enterprise Products Operating LLC, 5.20%, 9/01/20	570,000	627,668
Exelon Generation Co. LLC, 6.20%, 10/01/17	900,000	956,163
		2,588,986
Total Corporate Bonds (Cost $39,290,090)		39,884,707

Mortgage Derivatives - IO STRIPS — 0.0% (b)
Fannie Mae Interest Strip,
Series 386, Class 1, 5.00%, 11/25/37	116,698	20,826
Series 386, Class 2, 5.00%, 11/25/37	83,310	15,980
Total Mortgage Derivatives - IO STRIPS (Cost $45,981)		36,806

U.S. Government Agency Pass-Through Securities — 30.8%
Federal Home Loan Mortgage Corporation — 18.2%
6.00%, Pool #J01657, 4/01/21	25,351	26,987
4.50%, Pool #E02698, 6/01/25	317,710	339,731
3.00%, Pool #J19194, 5/01/27	1,302,986	1,370,056
2.57%, Pool #846367, 4/01/29, Demand Date 12/01/2016 † (a)	4,570	4,808
6.50%, Pool #C00742, 4/01/29	126,390	146,945
7.50%, Pool #G01548, 7/01/32	43,050	54,143
6.00%, Pool #G04457, 5/01/38	97,148	111,052
5.00%, Pool #A89640, 11/01/39	521,527	579,257
5.50%, Pool #G05903, 3/01/40	324,516	367,629
4.50%, Pool #C03517, 9/01/40	562,985	615,247
3.50%, Pool #Q11547, 9/01/42	1,831,900	1,922,693
3.50%, Pool #G08554, 10/01/43	2,270,793	2,381,372
4.00%, Pool #V81429, 11/01/44	810,974	867,779
4.00%, Pool #C09069, 11/01/44	1,338,563	1,429,896
4.00%, Pool #Q29916, 11/01/44	2,871,326	3,071,047
4.00%, Pool #G08618, 12/01/44	980,576	1,047,896
4.00%, Pool #G08677, 11/01/45	2,518,519	2,693,541
		17,030,079
Federal National Mortgage Association — 11.7%
3.00%, Pool #AJ9355, 1/01/27	918,160	961,884
4.50%, Pool #MA0776, 6/01/31	321,396	352,860
2.12%, Pool #708318, 6/01/33, Demand Date 11/01/2016 † (a)	6,632	6,803
2.58%, Pool #759385, 1/01/34, Demand Date 01/01/2017 † (a)	48,210	51,315
2.42%, Pool #776486, 3/01/34, Demand Date 09/01/2016 † (a)	51,017	52,958
2.79%, Pool #791523, 7/01/34, Demand Date 06/01/2016 † (a)	20,368	21,468
2.07%, Pool #810896, 1/01/35, Demand Date 09/01/2016 † (a)	272,312	283,971
5.00%, Pool #735580, 6/01/35	268,156	298,265
5.50%, Pool #AD0110, 4/01/36	188,072	215,732
7.00%, Pool #979909, 5/01/38	32,722	37,858
6.00%, Pool #AD4941, 6/01/40	198,850	226,984
3.00%, Pool #AU1629, 7/01/43	2,716,101	2,791,307
4.50%, Pool #AL7767, 6/01/44	2,045,180	2,229,484
3.50%, Pool #AY6497, 3/01/45	1,514,438	1,588,050
4.00%, Pool #AS6121, 11/01/45	1,735,884	1,858,613
		10,977,552
Government National Mortgage Association — 0.9%
6.50%, Pool #455165, 7/15/28	156,411	179,168
6.25%, Pool #724720, 4/20/40	12,277	13,824

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust	Schedule of Investments (Continued)
AI Boyd Watterson Core Plus Fund	April 30, 2016 (Unaudited)

Security Description	Principal ($)	Value ($)
Long Term Investments — 97.7%* (continued)
U.S. Treasury Obligations — 15.5%
Government National Mortgage Association — 0.9% (Continued)
4.00%, Pool #4853, 11/20/40	588,625	633,909
		826,901
Total U.S. Government Agency Pass-Through Securities (Cost $28,251,227)		28,834,532

U.S. Treasury Bonds — 11.6%
3.88%, 8/15/40	2,550,000	3,173,753
3.00%, 5/15/42	3,375,000	3,633,991
3.63%, 2/15/44	3,350,000	4,030,469
		10,838,213
U.S. Treasury Note — 3.9%
2.00%, 2/15/25	3,625,000	3,693,534
Total U.S. Treasury Obligations (Cost $13,825,144)		14,531,747
Total Long Term Investments (Cost $89,645,694)		91,550,620

	Shares
Short-Term Investment — 3.1%
Money Market Fund — 3.1%
Federated Government Obligations Fund, Institutional Shares, 0.21% (c)	2,879,497	2,879,497
Total Short-Term Investment (Cost $2,879,497)		2,879,497

Total Investments (Cost $92,525,191(d)) — 100.8%		$94,430,117

Liabilities in excess of other assets — (0.8)%		(704,321)

NET ASSETS — 100.0%		$93,725,796

*	All Callable and Pre-Refunded are @ 100 unless stated otherwise.
†	Variable or floating rate security. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at 4/30/16.
(a)

The demand date is either (i) the date at which the security next resets its coupon rate or (ii) the put date. The demand date, and not the stated maturity date, is used to determine the average maturity for the fund.

(b)	Amount rounds to less than 0.05%.
(c)	Rate listed is the 7-day effective yield at 4/30/16.
(d)	See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations

IO STRIPS — Interest Only Separately Traded Registered Interest and Principal of Securities

LLC— Limited Liability Company

LP — Limited Partnership

REMIC — Real Estate Mortgage Investment Conduit

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$3,534,763	$—	$3,534,763
Collateralized Mortgage Obligations	—	3,065,852	—	3,065,852
Commercial Mortgage-Backed Securities	—	1,662,213	—	1,662,213
Corporate Bonds	—	39,884,707	—	39,884,707
Mortgage Derivatives - IO STRIPS	—	36,806	—	36,806
U.S. Government Agency Pass-Through Securities	—	28,834,532	—	28,834,532
U.S. Treasury Obligations	—	14,531,747	—	14,531,747
Short-Term Investment	2,879,497	—	—	2,879,497
Total Investments	$2,879,497	$91,550,620	$—	$94,430,117

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust	Schedule of Investments
AI U.S. Inflation-Protected Fund (formerly U.S. Inflation-Indexed Fund)	April 30, 2016 (Unaudited)

Security Description	Principal ($)	Value ($)
U.S. Treasury Inflation-Indexed Securities — 98.0%
U.S. Treasury Inflation-Indexed Bonds — 29.8%
2.38%, 1/15/25	1,974,856	2,361,161
2.00%, 1/15/26	8,362	9,838
2.38%, 1/15/27	13,235,305	16,251,419
1.75%, 1/15/28	703,967	820,914
3.63%, 4/15/28	2,580,090	3,568,940
2.50%, 1/15/29	11,305,231	14,279,185
3.88%, 4/15/29	4,442,284	6,388,502
2.13%, 2/15/41	1,678,201	2,172,952
0.75%, 2/15/42	11,143,778	10,884,195
1.38%, 2/15/44	8,718,775	9,814,246
0.75%, 2/15/45	4,458,509	4,344,228
1.00%, 2/15/46	7,585,154	7,955,280
		78,850,860
U.S. Treasury Inflation-Indexed Notes — 68.2%
2.50%, 7/15/16	8,406,341	8,526,468
2.38%, 1/15/17	3,080,439	3,165,271
0.13%, 4/15/17	1,879,038	1,897,131
0.13%, 4/15/18	21,919,636	22,296,238
0.13%, 4/15/19	14,641,904	14,962,386
1.13%, 1/15/21	3,847,810	4,115,528
0.13%, 1/15/22	7,018,786	7,141,664
0.13%, 7/15/22	9,282,543	9,469,521
0.13%, 1/15/23	6,173,592	6,246,021
0.38%, 7/15/23	21,528,301	22,251,802
0.63%, 1/15/24	7,834,671	8,198,858
0.13%, 7/15/24	36,777,789	37,113,497
0.25%, 1/15/25	3,473,678	3,519,656
0.38%, 7/15/25	23,246,048	23,889,545
0.63%, 1/15/26	7,094,856	7,456,346
		180,249,932
Total U.S. Treasury Inflation-Indexed Securities (Cost $251,642,954)		259,100,792

	Shares
Short-Term Investment — 2.4%
Money Market Fund — 2.4%
Federated Treasury Obligations Fund, Institutional Shares, 0.17% (a)	6,373,738	6,373,738
Total Short-Term Investment (Cost $6,373,738)		6,373,738

Total Investments (Cost $258,016,692(b)) — 100.4%		$265,474,530

Liabilities in excess of other assets — (0.4)%		(1,043,048)

NET ASSETS — 100.0%		$264,431,482

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust	Schedule of Investments (Continued)
AI U.S. Inflation-Protected Fund (formerly U.S. Inflation-Indexed Fund)	April 30, 2016 (Unaudited)

Number of Contracts	Futures Contract	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Futures Contracts — 0.1%
Futures Contracts Purchased— 0.1%
46	June 2016, 2-Year Treasury Note, expiration 6/30/16	10,056,750	(8,707)
220	June 2016, 5-Year Treasury Note, expiration 6/30/16	26,601,102	132,014
92	June 2016, 10-Year Treasury Note, expiration 6/21/16	11,965,750	80,521
			203,828
Futures Contracts Sold — 0.0% (c)
(111)	June 2016, 10-Year Treasury Note, expiration 6/21/16	(15,602,438)	(40,579)
(48)	June 2016, Long U.S. Treasury Bond, expiration 6/21/16	(7,839,000)	(6,399)
(31)	June 2016, Ultra Long U.S. Treasury Bond, expiration 6/21/16	(5,311,658)	(25,929)
			(72,907)
Total Unrealized Appreciation			130,921

(a)	Rate listed is the 7-day effective yield at 4/30/16.
(b)	See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.
(c)	Amount rounds to less than 0.1%.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Inflation-Indexed Securities	$—	$259,100,792	$—	$259,100,792
Short-Term Investment	6,373,738	—	—	6,373,738
Total Investments	$6,373,738	$259,100,792	$—	$265,474,530

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Futures Contracts Purchased	$203,828	$—	$—	$203,828
Futures Contracts Sold	(72,907)	—	—	(72,907)
Total Other Financial Instruments	$130,921	$—	$—	$130,921

*	Other financial instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized appreciation/ depreciation.

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust
Statements of Assets and Liabilities
April 30, 2016 (Unaudited)

	AI Navellier Large Cap Growth Fund	AI Hillcrest Small Cap Value Fund	Rx Dynamic Stock Fund	AI JAForlines Risk-Managed Allocation Fund
Assets
Investments, at cost	$8,623,661	$1,130,625	$13,050,951	$79,199,269
Investments, at value	$9,076,053	$1,135,385	$13,645,424	$82,306,706
Interest and dividends receivable	7,210	1,077	6,208	844
Receivable for capital shares issued	—	96,341	219	1,118,618
Receivable for investments sold	—	—	—	232,296
Receivable from Investment Adviser	3,357	17,806	10,705	—
Prepaid expenses	8,667	—	6,959	20,419
Total assets	$9,095,287	$1,250,609	$13,669,515	$83,678,883

Liabilities
Payable for investments purchased	$—	$—	$—	$1,126,719
Payable for capital shares redeemed	—	6,494	56,325	211,468
Accrued expenses and other payables:
Investment advisory	—	—	—	30,560
Administration	927	67	3,830	11,762
Distribution and Service	1,256	146	4,493	28,122
Fund Accounting	1,745	3,064	2,000	1,088
Trustees	688	3,970	1,328	232
Other	21,852	47,607	64,043	23,719
Total liabilities	26,468	61,348	132,019	1,433,670
Net Assets	$9,068,819	$1,189,261	$13,537,496	$82,245,213

Composition of Net Assets
Capital	$10,255,303	$1,184,850	$13,597,968	$81,816,256
Accumulated net investment income (loss/overdistribution)	(11,832)	736	(42,227)	444,747
Accumulated net realized losses from investment transactions	(1,627,044)	(1,085)	(612,718)	(3,123,227)
Net unrealized appreciation	452,392	4,760	594,473	3,107,437
Net Assets	$9,068,819	$1,189,261	$13,537,496	$82,245,213

Net Assets By Share Class
Institutional Class Shares	$6,711,725	$316,705	$7,981,340	$31,578,978
Class A Shares	2,164,505	862,213	2,539,642	45,721,706
Class C Shares	192,589	10,343	3,016,514	4,944,529
Net Assets	$9,068,819	$1,189,261	$13,537,496	$82,245,213

Shares Outstanding (unlimited number of shares authorized @ $0.001 par value)
Institutional Class Shares	768,600	30,540	1,783,805	2,978,976
Class A Shares	248,561	83,201	604,563	4,325,273
Class C Shares	22,213	1,000	707,936	474,423

Net Asset Value, Offering Price and Redemption Price per share
Institutional Class Shares	$8.73	$10.37	$4.47	$10.60
Class A Shares	$8.71	$10.36	$4.20	$10.57
Class C Shares*	$8.67	$10.34	$4.26	$10.42

Maximum Sales Charge
Class A Shares	5.75%	5.75%	5.75%	5.75%
Class C Shares**	1.00%	1.00%	1.00%	1.00%

Maximum Offering Price per share (Net Asset Value/100% minus maximum sales charge of net asset value, adjusted to the nearest cent)
Class A Shares	$9.24	$10.99	$4.46	$11.21

*	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
**	Class C shares will be assessed a 1.00% contingent deferred sales charge if redeemed within one year of date of purchase.

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust
Statements of Assets and Liabilities – (Continued)
April 30, 2016 (Unaudited)

	AI Navellier International Fund		AI Kansas Tax-Exempt Bond Fund	AI Boyd Watterson Core Plus Fund		AI U.S. Inflation-Protected Fund
Assets
Investments, at cost	$46,972,366		$174,568,129	$92,525,191		$258,016,692
Investments, at value	$48,325,161		$186,445,050	$94,430,117		$265,474,530
Collateral held at broker	—		—	—		301,572
Interest and dividends receivable	200,886		2,038,718	648,698		477,681
Receivable for capital shares issued	32,358		264,316	48,267		1,093,909
Receivable for paydown	—		—	48		—
Reclaims receivable	130,211		—	—		—
Prepaid expenses	10,531		21,269	13,151		38,563
Total assets	$48,699,147		$188,769,353	$95,140,281		$267,386,255

Liabilities
Distributions payable	$—		$435,436	$62,728		$—
Payable for investments purchased	—		—	1,272,424		2,681,341
Payable for capital shares redeemed	225,075		8,091	18,890		116,767
Variation margin on futures contracts (See Note 9)	—		—	—		29,659
Accrued expenses and other payables:
Investment advisory	17,993		11,786	8,897		26,348
Administration	4,649		35,104	9,547		26,526
Distribution and Service	100		5,196	498		6,518
Fund Accounting	4,127		4,920	2,876		3,432
Other	40,209		57,913	38,625		64,182
Total liabilities	292,153		558,446	1,414,485		2,954,773
Net Assets	$48,406,994		$188,210,907	$93,725,796		$264,431,482

Composition of Net Assets
Capital	$49,563,532		$176,713,626	$92,543,585		$272,479,652
Accumulated net investment income (loss/overdistribution)	350,243		72,212	(96,047)		(1,051,368)
Accumulated net realized losses from investment transactions	(2,860,094)		(451,852)	(626,668)		(14,585,561)
Net unrealized appreciation	1,353,313		11,876,921	1,904,926		7,588,759
Net Assets	$48,406,994		$188,210,907	$93,725,796		$264,431,482

Net Assets By Share Class
Institutional Class Shares	$48,331,391		$176,047,480	$92,198,996		$242,384,673
Premier Class Shares	—		—	—		2,044,167
Class A Shares	75,603		11,221,241	1,526,800		10,694,520
Class C Shares	—		942,186	—		9,308,122
Net Assets	$48,406,994		$188,210,907	$93,725,796		$264,431,482

Shares Outstanding (unlimited number of shares authorized @ $0.001 par value)
Institutional Class Shares	4,613,571		15,725,346	8,426,849		22,511,612
Premier Class Shares	—		—	—		190,624
Class A Shares	7,406		1,002,143	138,557		998,870
Class C Shares	—		84,159	—		890,045

Net Asset Value, Offering Price and Redemption Price per share
Institutional Class Shares	$10.48		$11.20	$10.94		$10.77
Premier Class Shares	$—		$—	$—		$10.72
Class A Shares	$10.21		$11.20	$11.02		$10.71
Class C Shares*	$—		$11.20	$—		$10.46

Maximum Sales Charge
Class A Shares	5.75%		4.25%	4.25%		4.25%
Class C Shares**	N/	A	1.00%	N/	A	1.00%

Maximum Offering Price per share (Net Asset Value/100% minus maximum sales charge of net asset value, adjusted to the nearest cent)
Class A Shares	$10.83		$11.70	$11.51		$11.19

*	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
**	Class C shares will be assessed a 1.00% contingent deferred sales charge if redeemed within one year of date of purchase.

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust
Statements of Operations
For the Six Months Ended April 30, 2016 (Unaudited)

	AI Navellier Large Cap Growth Fund	AI Hillcrest Small Cap Value Fund*	Rx Dynamic Stock Fund	AI JAForlines Risk-Managed Allocation Fund
Investment Income:
Dividend	$47,167	$2,059	$76,453	$1,538,556
Total Investment Income	47,167	2,059	76,453	1,538,556

Expenses:
Investment Advisory	48,046	943	81,771	259,877
Administration	6,006	118	10,221	43,313
Distribution - Class A Shares	3,778	79	3,790	49,901
Distribution - Class C Shares	672	25	13,604	18,811
Service - Class A Shares	3,698	79	3,659	48,576
Service - Class C Shares	222	8	4,385	6,091
Fund Accounting	11,686	9,411	18,820	17,914
Audit	11,375	8,649	12,004	11,253
Compliance Services	4,557	5,504	5,400	6,954
Custodian	1,989	5,931	3,951	7,535
Insurance	937	2,792	1,884	3,545
Legal	1,327	3,954	2,694	5,023
Shareholder Reporting	3,729	3,954	5,954	4,972
State Registration	7,957	7,117	14,928	11,189
Transfer Agent	16,311	20,167	51,412	40,876
Trustees	1,334	3,975	2,684	5,049
Other	2,635	2,769	2,727	2,735
Total expenses before fee reductions	126,259	75,475	239,888	543,614
Expenses reduced by: Adviser/Sub-Adviser	(65,515)	(74,114)	(119,549)	(91,159)
Distribution/service fee (Class A)	(1,775)	(38)	(1,668)	(23,316)
Net Expenses	58,969	1,323	118,671	429,139

Net Investment Income (Loss)	(11,802)	736	(42,218)	1,109,417

Realized and unrealized gains (losses) on investment transactions:
Net realized losses from investment transactions	(1,340,147)	(1,085)	(458,867)	(3,044,589)
Net change in unrealized appreciation/(depreciation) from investments	923,157	4,760	(603,563)	3,487,575
Net realized and unrealized gains (losses)	(416,990)	3,675	(1,062,430)	442,986

Net increase (decrease) in net assets resulting from operations	$(428,792)	$4,411	$(1,104,648)	$1,552,403

*	From December 31, 2015 (commencement of operations) through April 30, 2016.

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust
Statements of Operations – (Continued)
For the Six Months Ended April 30, 2016 (Unaudited)

	AI Navellier International Fund	AI Kansas Tax-Exempt Bond Fund	AI Boyd Watterson Core Plus Fund	AI U.S. Inflation-Protected Fund
Investment Income:
Dividend	$653,443	$3,602	$7,394	$3,632
Interest	—	3,360,691	1,242,791	383,636
Foreign tax withholding	(67,951)	—	—	—
Inflation Adjustment	—	—	—	(1,010,739)
Total Investment Income (Loss)	585,492	3,364,293	1,250,185	(623,471)

Expenses:
Investment Advisory	199,625	285,130	188,943	455,897
Administration	30,639	118,804	59,045	142,468
Distribution - Class A Shares	88	13,575	1,613	12,842
Distribution - Class C Shares	—	3,526	—	28,037
Service - Class A Shares	85	13,212	1,572	12,469
Service - Class C Shares	—	1,199	—	9,203
Service - Premier Class Shares	—	—	—	1,090
Fund Accounting	23,533	40,378	25,920	27,349
Audit	13,976	14,363	14,010	14,791
Compliance Services	5,980	12,238	7,981	13,492
Custodian	12,432	19,791	9,944	16,908
Insurance	2,484	9,296	4,663	10,663
Legal	3,520	13,169	6,605	15,104
Shareholder Reporting	3,482	3,531	3,132	4,972
State Registration	7,011	11,537	7,957	17,405
Transfer Agent	14,023	23,671	13,392	43,758
Trustees	3,538	13,237	6,639	15,182
Other	7,857	5,222	3,034	5,968
Total expenses before fee reductions	328,273	601,879	354,450	847,598
Expenses reduced by: Adviser/Sub-Adviser	(93,028)	(114,136)	(137,577)	(419,239)
Distribution/service fees (Class A)	—	(5,813)	(943)	(2,494)
Net Expenses	235,245	481,930	215,930	425,865

Net Investment Income (Loss)	350,247	2,882,363	1,034,255	(1,049,336)

Realized and unrealized gains (losses) on investments, futures, and foreign currency transactions:
Net realized gains (losses) from investment transactions	(624,572)	19	(594,899)	(938,092)
Long term realized gain distributions from underlying funds	—	1,044	—	—
Net realized losses from futures contracts	—	—	—	(442,262)
Net realized losses from foreign currency transactions	(6,429)	—	—	—
Net change in unrealized appreciation/(depreciation) from investments	(1,768,571)	1,527,199	1,539,028	11,827,166
Net change in unrealized appreciation from futures contracts	—	—	—	179,178
Net change in unrealized appreciation from foreign currency translation	14,762	—	—	—
Net realized and unrealized gains (losses)	(2,384,810)	1,528,262	944,129	10,625,990

Net increase (decrease) in net assets resulting from operations	$(2,034,563)	$4,410,625	$1,978,384	$9,576,654

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust
Statements of Changes in Net Assets

	AI Navellier Large Cap Growth Fund		AI Hillcrest Small Cap Value Fund
	Six Months Ended April 30, 2016 (Unaudited)	Period Ended October 31, 2015*	Period Ended April 30, 2016 (Unaudited)**
Investment Operations:
Net investment income (loss)	$(11,802)	$(3,992)	$736
Net realized losses	(1,340,147)	(286,897)	(1,085)
Net change in unrealized appreciation/(depreciation)	923,157	(470,765)	4,760
Net increase (decrease) in net assets resulting from operations	(428,792)	(761,654)	4,411
Distributions:
From net investment income:
Institutional Class Shares	(1,177)	—	—
Decrease in net assets from distributions	(1,177)	—	—
Net increase in net assets from capital transactions	566,544	9,693,898	1,184,850
Total increase in net assets	136,575	8,932,244	1,189,261
Net Assets:
Beginning of period	8,932,244	—	—
End of period	$9,068,819	$8,932,244	$1,189,261
Accumulated net investment income (loss/overdistribution)	$(11,832)	$1,147	$736
Capital Transactions:
Institutional Class Shares
Proceeds from shares issued	$492,573	$7,279,851	$305,439 ***
Dividends reinvested	1,168	—	—
Cost of shares redeemed	(190,687)	—	—
Institutional Class Shares capital transactions	303,054	7,279,851	305,439
Class A Shares
Proceeds from shares issued	3,476,124	2,354,411	881,163
Cost of shares redeemed	(3,343,885)	(3,864)	(11,752)
Class A Shares capital transactions	132,239	2,350,547	869,411
Class C Shares
Proceeds from shares issued	166,174	63,500	10,000
Cost of shares redeemed	(34,923)	—	—
Class C Shares capital transactions	131,251	63,500	10,000
Net increase in net assets from capital transactions	$566,544	$9,693,898	$1,184,850
Share Transactions:
Institutional Class Shares
Issued	56,913	733,598	30,540
Reinvested	128	—	—
Redeemed	(22,039)	—	—
Change in Institutional Class Shares	35,002	733,598	30,540
Class A Shares
Issued	400,890	259,946	84,329
Redeemed	(411,847)	(428)	(1,128)
Change in Class A Shares	(10,957)	259,518	83,201
Class C Shares
Issued	19,280	6,907	1,000
Redeemed	(3,974)	—	—
Change in Class C Shares	15,306	6,907	1,000

*	From July 13, 2015 (commencement of operations) through October 31, 2015.
**	From December 31, 2015 (commencement of operations) through April 30, 2016.
***	Net of offering costs.

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust
Statements of Changes in Net Assets - (Continued)

	Rx Dynamic Stock Fund		AI JAForlines Risk-Managed Allocation Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Investment Operations:
Net investment income (loss)	$(42,218)	$317,704	$1,109,417	$1,191,159
Net realized gains (losses)	(458,867)	5,873,573	(3,044,589)	180,141
Net change in unrealized appreciation/(depreciation)	(603,563)	(6,959,374)	3,487,575	(1,472,247)
Net increase (decrease) in net assets resulting from operations	(1,104,648)	(768,097)	1,552,403	(100,947)
Distributions:
From net investment income:
Institutional Class Shares	(53,094)	(397,541)	(269,291)	(307,166)
Class A Shares	(15,821)	(89,052)	(438,888)	(788,566)
Class C Shares	(14,599)	(86,312)	(54,498)	(97,602)
From net realized gains:
Institutional Class Shares	(3,498,151)	(23,762,756)	—	—
Class A Shares	(1,093,566)	(3,747,556)	—	—
Class C Shares	(1,288,137)	(3,914,057)	—	—
Decrease in net assets from distributions	(5,963,368)	(31,997,274)	(762,677)	(1,193,334)
Net increase (decrease) in net assets from capital transactions	(586,752)	(50,815,853)	18,201,889	33,572,796
Total increase (decrease) in net assets	(7,654,768)	(83,581,224)	18,991,615	32,278,515
Net Assets:
Beginning of period	21,192,264	104,773,488	63,253,598	30,975,083
End of period	$13,537,496	$21,192,264	$82,245,213	$63,253,598
Accumulated net investment income (loss/overdistribution)	$(42,227)	$83,505	$444,747	$98,007
Capital Transactions:
Institutional Class Shares
Proceeds from shares issued	$5,069,026	$1,912,627	$13,099,433	$17,169,586
Dividends reinvested	3,497,227	22,925,146	205,984	243,389
Cost of shares redeemed	(9,425,547)	(76,180,675)	(2,188,332)	(3,438,094)
Institutional Class Shares capital transactions	(859,294)	(51,342,902)	11,117,085	13,974,881
Class A Shares
Proceeds from shares issued	155,967	690,988	16,487,433	25,108,212
Dividends reinvested	1,041,574	3,540,055	182,140	324,810
Cost of shares redeemed	(1,145,626)	(4,671,734)	(9,323,236)	(8,208,175)
Class A Shares capital transactions	51,915	(440,691)	7,346,337	17,224,847
Class C Shares
Proceeds from shares issued	46,711	668,393	885,730	2,818,490
Dividends reinvested	1,256,187	3,794,416	44,272	78,943
Cost of shares redeemed	(1,082,271)	(3,495,069)	(1,191,535)	(524,365)
Class C Shares capital transactions	220,627	967,740	(261,533)	2,373,068
Net increase (decrease) in net assets from capital transactions	$(586,752)	$(50,815,853)	$18,201,889	$33,572,796
Share Transactions:
Institutional Class Shares
Issued	746,266	236,283	1,265,832	1,607,554
Reinvested	760,074	3,091,808	20,135	22,887
Redeemed	(1,595,979)	(7,476,573)	(211,380)	(318,209)
Change in Institutional Class Shares	(89,639)	(4,148,482)	1,074,587	1,312,232
Class A Shares
Issued	34,382	98,303	1,600,063	2,322,334
Reinvested	241,043	496,384	17,822	30,749
Redeemed	(239,679)	(587,548)	(913,391)	(768,025)
Change in Class A Shares	35,746	7,139	704,494	1,585,058
Class C Shares
Issued	10,587	70,330	86,801	263,356
Reinvested	286,089	524,225	4,388	7,546
Redeemed	(233,066)	(467,003)	(118,496)	(49,577)
Change in Class C Shares	63,610	127,552	(27,307)	221,325

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust
Statements of Changes in Net Assets - (Continued)

	AI Navellier International Fund		AI Kansas Tax-Exempt Bond Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Investment Operations:
Net investment income	$350,247	$798,294	$2,882,363	$6,063,154
Net realized gains (losses)	(631,001)	(2,184,853)	1,063	(49,726)
Net change in unrealized appreciation/(depreciation)	(1,753,809)	864,147	1,527,199	(919,941)
Net increase (decrease) in net assets resulting from operations	(2,034,563)	(522,412)	4,410,625	5,093,487
Distributions:
From net investment income:
Institutional Class Shares	(736,255)	(1,163,028)	(2,727,954)	(5,750,390)
Class A Shares	(947)	(2,886)	(145,044)	(291,422)
Class C Shares	—	—	(10,409)	(22,932)
From net realized gains:
Institutional Class Shares	—	(3,280,880)	—	—
Class A Shares	—	(8,594)	—	—
Decrease in net assets from distributions	(737,202)	(4,455,388)	(2,883,407)	(6,064,744)
Net increase (decrease) in net assets from capital transactions	71,122	1,608,064	(6,997,222)	(121,116)
Total decrease in net assets	(2,700,643)	(3,369,736)	(5,470,004)	(1,092,373)
Net Assets:
Beginning of period	51,107,637	54,477,373	193,680,911	194,773,284
End of period	$48,406,994	$51,107,637	$188,210,907	$193,680,911
Accumulated net investment income	$350,243	$737,198	$72,212	$73,256
Capital Transactions:
Institutional Class Shares
Proceeds from shares issued	$6,562,947	$7,686,265	$7,587,344	$20,735,286
Dividends reinvested	291,499	2,930,308	188,749	550,647
Cost of shares redeemed	(6,781,247)	(8,943,169)	(15,141,264)	(21,812,845)
Institutional Class Shares capital transactions	73,199	1,673,404	(7,365,171)	(526,912)
Class A Shares
Proceeds from shares issued	10,000	21,555	1,235,254	625,336
Dividends reinvested	753	11,120	94,739	232,665
Cost of shares redeemed	(12,830)	(98,015)	(819,138)	(370,129)
Class A Shares capital transactions	(2,077)	(65,340)	510,855	487,872
Class C Shares
Proceeds from shares issued	—	—	1,200	200,200
Dividends reinvested	—	—	7,012	16,481
Cost of shares redeemed	—	—	(151,118)	(298,757)
Class C Shares capital transactions	—	—	(142,906)	(82,076)
Net increase (decrease) in net assets from capital transactions	$71,122	$1,608,064	$(6,997,222)	$(121,116)
Share Transactions:
Institutional Class Shares
Issued	646,754	681,344	679,586	1,859,831
Reinvested	26,841	261,035	16,916	49,376
Redeemed	(661,768)	(789,673)	(1,356,557)	(1,959,478)
Change in Institutional Class Shares	11,827	152,706	(660,055)	(50,271)
Class A Shares
Issued	986	1,885	110,868	55,930
Reinvested	71	1,013	8,491	20,867
Redeemed	(1,187)	(8,740)	(73,270)	(33,258)
Change in Class A Shares	(130)	(5,842)	46,089	43,539
Class C Shares
Issued	—	—	108	17,932
Reinvested	—	—	628	1,478
Redeemed	—	—	(13,590)	(26,680)
Change in Class C Shares	—	—	(12,854)	(7,270)

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust
Statements of Changes in Net Assets - (Continued)

	AI Boyd Watterson Core Plus Fund		AI U.S. Inflation-Protected Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Investment Operations:
Net investment income (loss)	$1,034,255	$2,216,492	$(1,049,336)	$259,951
Net realized gains (losses)	(594,899)	1,130,646	(1,380,354)	1,034,100
Net change in unrealized appreciation/(depreciation)	1,539,028	(1,794,602)	12,006,344	(4,719,534)
Net increase (decrease) in net assets resulting from operations	1,978,384	1,552,536	9,576,654	(3,425,483)
Distributions:
From net investment income:
Institutional Class Shares	(1,120,196)	(2,332,229)	(237,832)	(237,166)
Premier Class Shares	—	—	(1,590)	(237)
Class A Shares	(13,212)	(29,267)	(12,639)	(15,376)
Class C Shares	—	—	(9,681)	(1,410)
From net realized gains:
Institutional Class Shares	(993,165)	(625,565)	—	—
Class A Shares	(12,188)	(9,516)	—	—
Decrease in net assets from distributions	(2,138,761)	(2,996,577)	(261,742)	(254,189)
Net increase (decrease) in net assets from capital transactions	(4,789,575)	(2,781,247)	42,201,323	(8,139,700)
Total increase (decrease) in net assets	(4,949,952)	(4,225,288)	51,516,235	(11,819,372)
Net Assets:
Beginning of period	98,675,748	102,901,036	212,915,247	224,734,619
End of period	$93,725,796	$98,675,748	$264,431,482	$212,915,247
Accumulated net investment income (loss/overdistribution)	$(96,047)	$3,106	$(1,051,368)	$259,710
Capital Transactions:
Institutional Class Shares
Proceeds from shares issued	$4,284,870	$25,316,148	$52,534,948	$32,500,812
Dividends reinvested	1,567,205	1,969,673	236,994	235,724
Cost of shares redeemed	(10,984,513)	(29,630,772)	(16,193,901)	(41,574,043)
Institutional Class Shares capital transactions	(5,132,438)	(2,344,951)	36,578,041	(8,837,507)
Premier Class Shares
Proceeds from shares issued	—	—	1,426,206	511,388
Dividends reinvested	—	—	1,571	227
Cost of shares redeemed	—	—	(59,224)	(112,366)
Premier Class Shares capital transactions	—	—	1,368,553	399,249
Class A Shares
Proceeds from shares issued	319,268	393,665	1,698,747	1,739,512
Dividends reinvested	25,395	38,643	12,462	14,959
Cost of shares redeemed	(1,800)	(868,604)	(2,293,459)	(4,448,760)
Class A Shares capital transactions	342,863	(436,296)	(582,250)	(2,694,289)
Class C Shares
Proceeds from shares issued	—	—	4,860,358	3,262,096
Dividends reinvested	—	—	9,226	1,076
Cost of shares redeemed	—	—	(32,605)	(270,325)
Class C Shares capital transactions	—	—	4,836,979	2,992,847
Net increase (decrease) in net assets from capital transactions	$(4,789,575)	$(2,781,247)	$42,201,323	$(8,139,700)

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust
Statements of Changes in Net Assets - (Continued)

	AI Boyd Watterson Core Plus Fund		AI U.S. Inflation-Protected Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Share Transactions:
Institutional Class Shares
Issued	394,478	2,281,073	5,024,114	3,091,209
Reinvested	144,880	177,906	23,099	22,579
Redeemed	(1,014,100)	(2,689,895)	(1,551,239)	(3,948,365)
Change in Institutional Class Shares	(474,742)	(230,916)	3,495,974	(834,577)
Premier Class Shares
Issued	—	—	137,681	48,863
Reinvested	—	—	154	22
Redeemed	—	—	(5,611)	(10,706)
Change in Premier Class Shares	—	—	132,224	38,179
Class A Shares
Issued	29,163	35,390	162,848	165,969
Reinvested	2,329	3,461	1,219	1,433
Redeemed	(164)	(78,183)	(221,891)	(424,982)
Change in Class A Shares	31,328	(39,332)	(57,824)	(257,580)
Class C Shares
Issued	—	—	481,198	320,167
Reinvested	—	—	923	105
Redeemed	—	—	(3,241)	(26,340)
Change in Class C Shares	—	—	478,880	293,932

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust
Financial Highlights
Selected data for a share outstanding throughout the period indicated.

	Per Share Data
		Investment Operations			Distributions From
	Net Asset Value, Beginning of Period	Net investment income (loss)*	Net realized and unrealized gains (losses)	Total Increase (Decrease) from operations	Net investment income		Net realized gains	Total Distributions	Net Asset Value, End of Period
AI Navellier Large Cap Growth Fund

Institutional Class Shares
For the six months ended
4/30/2016 (unaudited)	$8.93	$(0.00)^	$(0.20)	$(0.20)	$(0.00	)^	$—	$—	$8.73
For the period from
7/13/2015 (c) thru 10/31/2015	$10.00	$(0.00)^	$(1.07)	$(1.07)	$—		$—	$—	$8.93

Class A Shares
For the six months ended
4/30/2016 (unaudited)	$8.93	$(0.02)	$(0.20)	$(0.22)	$—		$—	$—	$8.71
For the period from
7/13/2015 (c) thru 10/31/2015	$10.00	$(0.02)	$(1.05)	$(1.07)	$—		$—	$—	$8.93

Class C Shares
For the six months ended
4/30/2016 (unaudited)	$8.91	$(0.05)	$(0.19)	$(0.24)	$—		$—	$—	$8.67
For the period from
7/13/2015 (c) thru 10/31/2015	$10.00	$(0.03)	$(1.06)	$(1.09)	$—		$—	$—	$8.91

AI Hillcrest Small Cap Value Fund

Institutional Class Shares
For the period from
12/31/2015 (c) thru 4/30/2016 (unaudited)	$10.00	$0.03	$0.34	$0.37	$—		$—	$—	$10.37

Class A Shares
For the period from
12/31/2015 (c) thru 4/30/2016 (unaudited)	$10.00	$0.04	$0.32	$0.36	$—		$—	$—	$10.36

Class C Shares
For the period from
12/31/2015 (c) thru 4/30/2016 (unaudited)	$10.00	$(0.01)	$0.35	$0.34	$—		$—	$—	$10.34

(a)	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	Date of commencement of operations.

The Accompanying Notes are an Integral Part of these Financial Statements.

Ratios/Supplemental Data

Total Return (excludes sales charge)**	Net Assets, End of Period (000's)	Ratio of net expenses to average net assets***	Ratio of gross expenses to average net assets(a)***	Ratio of net investment income (loss) to average net assets***	Portfolio turnover rate(b)**

(2.22%)	$6,712	1.09%	2.45%	(0.08%)	88%

(10.70%)	$6,554	1.09%	3.69%	(0.14%)	89%

(2.46%)	$2,165	1.47%	2.95%	(0.55%)	88%

(10.70%)	$2,317	1.35%	3.95%	(0.65%)	89%

(2.69%)	$193	2.09%	3.45%	(1.08%)	88%

(10.90%)	$62	1.88%	4.48%	(0.95%)	89%

3.70%	$317	1.25%	80.22%	0.83%	2%

3.60%	$862	1.63%	80.72%	0.81%	2%

3.40%	$10	2.25%	81.22%	(0.35%)	2%

*	Calculated based on average shares outstanding during the period, unless otherwise noted.
**	Not annualized for periods less than one year.
***	Annualized for periods less than one year.
^	Rounds to less than $0.01.

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust
Financial Highlights - (Continued)
Selected data for a share outstanding throughout the period indicated.

	Per Share Data
		Investment Operations				Distributions From
	Net Asset Value, Beginning of Period	Net investment income (loss)*		Net realized and unrealized gains (losses)	Total Increase (Decrease) from operations	Net investment income	Net realized gains	Total Distributions	Net Asset Value, End of Period
Rx Dynamic Stock Fund

Institutional Class Shares
For the six months ended
4/30/2016 (unaudited)	$6.96	$(0.01)		$(0.34)	$(0.35)	$(0.02)	$(2.12)	$(2.14)	$4.47
For the year ended
10/31/2015	$14.79	$0.10		$(0.23)	$(0.13)	$(0.10)	$(7.60)	$(7.70)	$6.96
10/31/2014	$16.25	$0.11	+	$1.19	$1.30	$(0.09)	$(2.67)	$(2.76)	$14.79
10/31/2013	$14.89	$0.09	+	$3.42	$3.51	$(0.07)	$(2.08)	$(2.15)	$16.25
10/31/2012	$13.58	$0.10	+	$1.45	$1.55	$(0.06)	$(0.18)	$(0.24)	$14.89
10/31/2011	$14.14	$0.06	+	$0.28	$0.34	$(0.04)	$(0.86)	$(0.90)	$13.58

Class A Shares
For the six months ended
4/30/2016 (unaudited)	$6.68	$(0.01)		$(0.33)	$(0.34)	$(0.02)	$(2.12)	$(2.14)	$4.20
For the year ended
10/31/2015	$14.52	$0.04		$(0.19)	$(0.15)	$(0.09)	$(7.60)	$(7.69)	$6.68
10/31/2014	$16.04	$0.00	+^	$1.23	$1.23	$(0.08)	$(2.67)	$(2.75)	$14.52
10/31/2013	$14.76	$0.05	+	$3.37	$3.42	$(0.06)	$(2.08)	$(2.14)	$16.04
10/31/2012	$13.47	$0.07	+	$1.42	$1.49	$(0.02)	$(0.18)	$(0.20)	$14.76
10/31/2011	$14.04	$0.01	+	$0.30	$0.31	$(0.02)	$(0.86)	$(0.88)	$13.47

Class C Shares
For the six months ended
4/30/2016 (unaudited)	$6.75	$(0.03)		$(0.32)	$(0.35)	$(0.02)	$(2.12)	$(2.14)	$4.26
For the year ended
10/31/2015	$14.63	$(0.01)		$(0.18)	$(0.19)	$(0.09)	$(7.60)	$(7.69)	$6.75
10/31/2014	$16.22	$(0.08	)+	$1.22	$1.14	$(0.06)	$(2.67)	$(2.73)	$14.63
10/31/2013	$14.98	$(0.06	)+	$3.42	$3.36	$(0.04)	$(2.08)	$(2.12)	$16.22
10/31/2012	$13.73	$(0.05	)+	$1.48	$1.43	$—	$(0.18)	$(0.18)	$14.98
10/31/2011	$14.38	$(0.07	)+	$0.28	$0.21	$(0.00)^	$(0.86)	$(0.86)	$13.73

(a)	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
+	Calculated based on ending shares outstanding during the period.
^	Rounds to less than $0.01.

The Accompanying Notes are an Integral Part of these Financial Statements.

Ratios/Supplemental Data

Total Return (excludes sales charge)**	Net Assets, End of Period (000's)	Ratio of net expenses to average net assets***	Ratio of gross expenses to average net assets(a)***	Ratio of net investment income (loss) to average net assets***	Portfolio turnover rate(b)**

(5.74%)	$7,981	1.16%	2.62%	(0.22%)	135%

(3.47%)	$13,042	1.16%	1.85%	1.10%	120%
9.42%	$89,056	1.16%	1.45%	0.57%	226%
27.35%	$150,731	1.16%	1.40%	0.67%	203%
11.70%	$126,845	1.16%	1.48%	0.67%	252%
2.27%	$122,738	1.13%	1.42%	0.48%	225%

(5.87%)	$2,540	1.55%	3.12%	(0.62%)	135%

(3.71%)	$3,799	1.50%	2.30%	0.48%	120%
9.07%	$8,154	1.54%	1.96%	0.17%	226%
26.93%	$18,592	1.48%	1.90%	0.35%	203%
11.27%	$18,345	1.48%	1.98%	0.36%	252%
2.02%	$21,428	1.42%	1.79%	0.14%	225%

(6.12%)	$3,017	2.16%	3.62%	(1.24%)	135%

(4.30%)	$4,351	2.10%	2.79%	(0.16%)	120%
8.32%	$7,563	2.16%	2.45%	(0.45%)	226%
26.04%	$8,702	2.16%	2.40%	(0.31%)	203%
10.58%	$9,126	2.16%	2.48%	(0.32%)	252%
1.27%	$11,454	2.14%	2.43%	(0.60%)	225%

*	Calculated based on average shares outstanding during the period, unless otherwise noted.
**	Not annualized for periods less than one year.
***	Annualized for periods less than one year.

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust
Financial Highlights - (Continued)
Selected data for a share outstanding throughout the period indicated.

	Per Share Data
		Investment Operations				Distributions From
	Net Asset Value, Beginning of Period	Net investment income (loss)*		Net realized and unrealized gains (losses)	Total Increase (Decrease) from operations	Net investment income	Net realized gains	Total Distributions	Net Asset Value, End of Period
AI JAForlines Risk-Managed Allocation Fund

Institutional Class Shares
For the six months ended
4/30/2016 (unaudited)	$10.52	$0.17		$0.03	$0.20	$(0.12)	$—	$(0.12)	$10.60
For the year ended
10/31/2015	$10.69	$0.32		$(0.10)	$0.22	$(0.39)	$—	$(0.39)	$10.52
10/31/2014	$10.18	$0.21		$0.35	$0.56	$(0.05)	$—	$(0.05)	$10.69
For the period from
9/20/2013 (c) thru 10/31/2013	$10.00	$0.01	+	$0.17	$0.18	$—	$—	$—	$10.18

Class A Shares
For the six months ended
4/30/2016 (unaudited)	$10.50	$0.16		$0.03	$0.19	$(0.12)	$—	$(0.12)	$10.57
For the year ended
10/31/2015	$10.65	$0.29		$(0.10)	$0.19	$(0.34)	$—	$(0.34)	$10.50
10/31/2014	$10.18	$0.24		$0.27	$0.51	$(0.04)	$—	$(0.04)	$10.65
For the period from
9/20/2013 (c) thru 10/31/2013	$10.00	$0.00	+^	$0.18	$0.18	$—	$—	$—	$10.18

Class C Shares
For the six months ended
4/30/2016 (unaudited)	$10.38	$0.14		$0.01	$0.15	$(0.11)	$—	$(0.11)	$10.42
For the year ended
10/31/2015	$10.56	$0.22		$(0.09)	$0.13	$(0.31)	$—	$(0.31)	$10.38
10/31/2014	$10.17	$0.19		$0.25	$0.44	$(0.05)	$—	$(0.05)	$10.56
For the period from
9/20/2013 (c) thru 10/31/2013	$10.00	$0.00	+^	$0.17	$0.17	$—	$—	$—	$10.17

AI Navellier International Fund

Institutional Class Shares
For the six months ended
4/30/2016 (unaudited)	$11.09	$0.07		$(0.52)	$(0.45)	$(0.16)	$—	$(0.16)	$10.48
For the year ended
10/31/2015	$12.21	$0.17		$(0.32)	$(0.15)	$(0.24)	$(0.73)	$(0.97)	$11.09
10/30/2014	$12.99	$0.23		$(0.37)	$(0.14)	$(0.33)	$(0.31)	$(0.64)	$12.21
10/31/2013	$11.10	$0.29	+	$1.92	$2.21	$(0.32)	$—	$(0.32)	$12.99
10/31/2012	$10.70	$0.29	+	$0.26	$0.55	$(0.15)	$—	$(0.15)	$11.10
10/31/2011	$11.19	$0.24	+	$(0.71)	$(0.47)	$(0.02)	$—	$(0.02)	$10.70

Class A Shares
For the six months ended
4/30/2016 (unaudited)	$10.83	$0.05		$(0.52)	$(0.47)	$(0.15)	$—	$(0.15)	$10.21
For the year ended
10/31/2015	$11.98	$0.09		$(0.28)	$(0.19)	$(0.23)	$(0.73)	$(0.96)	$10.83
10/30/2014	$12.81	$0.16		$(0.36)	$(0.20)	$(0.32)	$(0.31)	$(0.63)	$11.98
10/31/2013	$10.99	$0.22		$1.91	$2.13	$(0.31)	$—	$(0.31)	$12.81
10/31/2012	$10.61	$0.21	+	$0.28	$0.49	$(0.11)	$—	$(0.11)	$10.99
10/31/2011	$11.13	$0.16	+	$(0.68)	$(0.52)	$—	$—	$—	$10.61

(a)	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	Date of commencement of operations.
+	Calculated based on ending shares outstanding during the period.
^	Rounds to less than $0.01.

The Accompanying Notes are an Integral Part of these Financial Statements.

Ratios/Supplemental Data

Total Return (excludes sales charge)**	Net Assets, End of Period (000's)	Ratio of net expenses to average net assets***	Ratio of gross expenses to average net assets(a)***	Ratio of net investment income (loss) to average net assets***		Portfolio turnover rate(b)**

1.96%	$31,579	0.95%	1.21%	3.41%		77%

2.10%	$20,028	0.94%	1.33%	2.98%		98%
5.52%	$6,329	0.90%	1.73%	2.00%		166%

1.80%	$6,934	0.90%	10.18%	6.14	%****	19%

1.80%	$45,722	1.33%	1.71%	3.13%		77%

1.75%	$38,019	1.28%	1.75%	2.70%		98%
5.07%	$21,684	1.28%	2.23%	2.32%		166%

1.80%	$3,876	1.28%	10.77%	0.25%		19%

1.43%	$4,945	1.95%	2.21%	2.77%		77%

1.22%	$5,206	1.86%	2.25%	2.11%		98%
4.32%	$2,962	1.90%	2.73%	1.87%		166%

1.70%	$1	1.90%	11.36%	0.06%		19%

(4.13%)	$48,331	0.95%	1.33%	1.42%		21%

(1.17%)	$51,026	0.95%	1.29%	1.49%		36%
(1.10%)	$54,317	0.95%	1.30%	1.83%		77%
20.30%	$62,561	0.95%	1.30%	2.42%		107%
5.30%	$55,169	0.95%	1.25%	2.73%		88%
(4.23%)	$50,158	1.05%	1.17%	1.90%		149%

(4.40%)	$76	1.45%	1.83%	0.99%		21%

(1.56%)	$82	1.40%	1.74%	0.85%		36%
(1.61%)	$160	1.45%	1.80%	1.31%		77%
19.75%	$214	1.45%	1.80%	1.85%		107%
4.69%	$89	1.45%	1.75%	1.98%		88%
(4.67%)	$144	1.48%	1.60%	1.50%		149%

*	Calculated based on average shares outstanding during the period, unless otherwise noted.
**	Not annualized for periods less than one year.
***	Annualized for periods less than one year.
****	Due to the short life of the Fund and significant cash inflows into the Institutional Class at the end of the year, the ratio of net investment income is not indicative of future results.

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust
Financial Highlights - (Continued)
Selected data for a share outstanding throughout the period indicated.

	Per Share Data
		Investment Operations				Distributions From
	Net Asset Value, Beginning of Period	Net investment income (loss)*		Net realized and unrealized gains (losses)	Total Increase (Decrease) from operations	Net investment income	Net realized gains	Total Distributions	Net Asset Value, End of Period
AI Kansas Tax-Exempt Bond Fund

Institutional Class Shares
For the six months ended
4/30/2016 (unaudited)	$11.11	$0.17		$0.09	$0.26	$(0.17)	$—	$(0.17)	$11.20
For the year ended
10/31/2015	$11.16	$0.35		$(0.05)	$0.30	$(0.35)	$—	$(0.35)	$11.11
10/31/2014	$10.80	$0.37	+	$0.36	$0.73	$(0.37)	$—	$(0.37)	$11.16
10/31/2013	$11.28	$0.35	+	$(0.48)	$(0.13)	$(0.35)	$—	$(0.35)	$10.80
10/31/2012	$10.95	$0.36	+	$0.33	$0.69	$(0.36)	$—	$(0.36)	$11.28
10/31/2011	$10.96	$0.37	+	$(0.01)	$0.36	$(0.37)	$—	$(0.37)	$10.95

Class A Shares
For the six months ended
4/30/2016 (unaudited)	$11.11	$0.15		$0.09	$0.24	$(0.15)	$—	$(0.15)	$11.20
For the year ended
10/31/2015	$11.16	$0.31		$(0.05)	$0.26	$(0.31)	$—	$(0.31)	$11.11
10/31/2014	$10.80	$0.33	+	$0.36	$0.69	$(0.33)	$—	$(0.33)	$11.16
10/31/2013	$11.28	$0.31	+	$(0.48)	$(0.17)	$(0.31)	$—	$(0.31)	$10.80
10/31/2012	$10.95	$0.32	+	$0.33	$0.65	$(0.32)	$—	$(0.32)	$11.28
10/31/2011	$10.96	$0.33	+	$(0.01)	$0.32	$(0.33)	$—	$(0.33)	$10.95

Class C Shares
For the six months ended
4/30/2016 (unaudited)	$11.11	$0.12		$0.09	$0.21	$(0.12)	$—	$(0.12)	$11.20
For the year ended
10/31/2015	$11.16	$0.24		$(0.05)	$0.19	$(0.24)	$—	$(0.24)	$11.11
10/31/2014	$10.80	$0.26	+	$0.36	$0.62	$(0.26)	$—	$(0.26)	$11.16
10/31/2013	$11.28	$0.24	+	$(0.48)	$(0.24)	$(0.24)	$—	$(0.24)	$10.80
10/31/2012	$10.95	$0.25	+	$0.33	$0.58	$(0.25)	$—	$(0.25)	$11.28
10/31/2011	$10.96	$0.27	+	$(0.01)	$0.26	$(0.27)	$—	$(0.27)	$10.95

AI Boyd Watterson Core Plus Fund

Institutional Class Shares
For the six months ended
4/30/2016 (unaudited)	$10.95	$0.12		$0.11	$0.23	$(0.13)	$(0.11)	$(0.24)	$10.94
For the year ended
10/31/2015	$11.09	$0.22		$(0.05)	$0.17	$(0.24)	$(0.07)	$(0.31)	$10.95
10/31/2014	$10.92	$0.25	+	$0.20	$0.45	$(0.26)	$(0.02)	$(0.28)	$11.09
10/31/2013	$11.32	$0.27	+	$(0.30)	$(0.03)	$(0.29)	$(0.08)	$(0.37)	$10.92
10/31/2012	$11.00	$0.30	+	$0.36	$0.66	$(0.34)	$—	$(0.34)	$11.32
10/31/2011	$11.35	$0.32	+	$(0.03)	$0.29	$(0.36)	$(0.28)	$(0.64)	$11.00

Class A Shares
For the six months ended
4/30/2016 (unaudited)	$11.03	$0.10		$0.11	$0.21	$(0.11)	$(0.11)	$(0.22)	$11.02
For the year ended
10/31/2015	$11.17	$0.19		$(0.05)	$0.14	$(0.21)	$(0.07)	$(0.28)	$11.03
10/31/2014	$11.00	$0.21	+	$0.20	$0.41	$(0.22)	$(0.02)	$(0.24)	$11.17
10/31/2013	$11.40	$0.23	+	$(0.29)	$(0.06)	$(0.26)	$(0.08)	$(0.34)	$11.00
10/31/2012	$11.08	$0.27	+	$0.35	$0.62	$(0.30)	$—	$(0.30)	$11.40
10/31/2011	$11.42	$0.28	+	$(0.02)	$0.26	$(0.32)	$(0.28)	$(0.60)	$11.08

(a)	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
+	Calculated based on ending shares outstanding during the period.

The Accompanying Notes are an Integral Part of these Financial Statements.

Ratios/Supplemental Data

Total Return (excludes sales charge)**	Net Assets, End of Period (000's)	Ratio of net expenses to average net assets***	Ratio of gross expenses to average net assets(a)***	Ratio of net investment income (loss) to average net assets***	Portfolio turnover rate(b)**

2.35%	$176,047	0.48%	0.60%	3.06%	2%

2.70%	$181,983	0.48%	0.60%	3.12%	13%
6.89%	$183,423	0.48%	0.58%	3.39%	1%
(1.13%)	$232,502	0.48%	0.55%	3.20%	8%
6.42%	$303,660	0.48%	0.54%	3.26%	13%
3.44%	$274,606	0.45%	0.54%	3.48%	8%

2.16%	$11,221	0.87%	1.10%	2.67%	2%

2.34%	$10,620	0.83%	1.03%	2.76%	13%
6.47%	$10,186	0.87%	1.08%	3.00%	1%
(1.52%)	$9,815	0.87%	1.05%	2.82%	8%
6.01%	$10,518	0.87%	1.04%	2.87%	13%
3.03%	$9,244	0.84%	1.04%	3.06%	8%

1.87%	$942	1.48%	1.60%	2.06%	2%

1.74%	$1,077	1.42%	1.54%	2.18%	13%
5.83%	$1,164	1.48%	1.58%	2.38%	1%
(2.11%)	$1,190	1.48%	1.55%	2.21%	8%
5.36%	$2,229	1.48%	1.54%	2.24%	13%
2.41%	$1,573	1.45%	1.54%	2.44%	8%

2.16%	$92,199	0.45%	0.74%	2.19%	31%

1.50%	$97,493	0.45%	0.72%	2.03%	68%
4.16%	$101,264	0.44%	0.71%	2.28%	61%
(0.25%)	$106,047	0.42%	0.73%	2.37%	47%
6.08%	$75,235	0.45%	0.73%	2.66%	41%
2.73%	$70,673	0.46%	0.74%	2.97%	87%

1.97%	$1,527	0.80%	1.24%	1.84%	31%

1.18%	$1,183	0.78%	1.17%	1.69%	68%
3.78%	$1,637	0.79%	1.21%	1.93%	61%
(0.57%)	$1,423	0.77%	1.23%	2.05%	47%
5.69%	$1,521	0.80%	1.23%	2.30%	41%
2.43%	$108	0.84%	1.24%	2.57%	87%

*	Calculated based on average shares outstanding during the period, unless otherwise noted.
**	Not annualized for periods less than one year.
***	Annualized for periods less than one year.

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust
Financial Highlights - (Continued)
Selected data for a share outstanding throughout the period indicated.

	Per Share Data
		Investment Operations				Distributions From
	Net Asset Value, Beginning of Period	Net investment income (loss)*		Net realized and unrealized gains (losses)	Total Increase (Decrease) from operations	Net investment income	Net realized gains	Total Distributions	Net Asset Value, End of Period
AI U.S. Inflation-Protected Fund

Institutional Class Shares
For the six months ended
4/30/2016 (unaudited)	$10.37	$(0.04)		$0.45	$0.41	$(0.01)	$—	$(0.01)	$10.77
For the year ended
10/31/2015	$10.55	$0.02		$(0.19)	$(0.17)	$(0.01)	$—	$(0.01)	$10.37
10/30/2014	$10.51	$0.10	+	$0.04	$0.14	$(0.10)	$—	$(0.10)	$10.55
10/31/2013	$11.78	$0.10	+	$(0.81)	$(0.71)	$(0.04)	$(0.52)	$(0.56)	$10.51
10/31/2012	$11.69	$0.09	+	$0.75	$0.84	$(0.11)	$(0.64)	$(0.75)	$11.78
10/31/2011	$11.67	$0.32	+	$0.68	$1.00	$(0.33)	$(0.65)	$(0.98)	$11.69

Premier Class Shares
For the six months ended
4/30/2016 (unaudited)	$10.33	$(0.05)		$0.45	$0.40	$(0.01)	$—	$(0.01)	$10.72
For the year ended
10/31/2015	$10.53	$0.07		$(0.26)	$(0.19)	$(0.01)	$—	$(0.01)	$10.33
10/30/2014	$10.51	$0.08	+	$0.04	$0.12	$(0.10)	$—	$(0.10)	$10.53
For the period from
4/2/2013 (c) thru 10/31/2013	$11.20	$0.01	+	$(0.69)	$(0.68)	$(0.01)	$—	$(0.01)	$10.51

Class A Shares
For the six months ended
4/30/2016 (unaudited)	$10.34	$(0.07)		$0.45	$0.38	$(0.01)	$—	$(0.01)	$10.71
For the year ended
10/31/2015	$10.56	$(0.03)		$(0.18)	$(0.21)	$(0.01)	$—	$(0.01)	$10.34
10/30/2014	$10.54	$0.06	+	$0.03	$0.09	$(0.07)	$—	$(0.07)	$10.56
10/31/2013	$11.84	$0.04	+	$(0.80)	$(0.76)	$(0.02)	$(0.52)	$(0.54)	$10.54
10/31/2012	$11.75	$0.05	+	$0.74	$0.79	$(0.06)	$(0.64)	$(0.70)	$11.84
10/31/2011	$11.73	$0.30	+	$0.67	$0.97	$(0.30)	$(0.65)	$(0.95)	$11.75

Class C Shares
For the six months ended
4/30/2016 (unaudited)	$10.12	$(0.09)		$0.44	$0.35	$(0.01)	$—	$(0.01)	$10.46
For the year ended
10/31/2015	$10.39	$(0.07)		$(0.19)	$(0.26)	$(0.01)	$—	$(0.01)	$10.12
10/30/2014	$10.37	$(0.02	)+	$0.05	$0.03	$(0.01)	$—	$(0.01)	$10.39
10/31/2013	$11.72	$(0.06)		$(0.75)	$(0.81)	$(0.02)	$(0.52)	$(0.54)	$10.37
10/31/2012	$11.66	$(0.02	)+	$0.75	$0.73	$(0.03)	$(0.64)	$(0.67)	$11.72
For the period from
5/4/2011 (c) thru 10/31/2011	$11.05	$0.15	+	$0.62	$0.77	$(0.16)	$—	$(0.16)	$11.66

(a)	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	Date of commencement of operations.
*	Calculated based on average shares outstanding during the period, unless otherwise noted.
**	Not annualized for periods less than one year.
***	Annualized for periods less than one year.
+	Calculated based on ending shares outstanding during the period.

The Accompanying Notes are an Integral Part of these Financial Statements.

Ratios/Supplemental Data

Total Return (excludes sales charge)**	Net Assets, End of Period (000's)	Ratio of net expenses to average net assets***	Ratio of gross expenses to average net assets(a)***	Ratio of net investment income (loss) to average net assets***	Portfolio turnover rate(b)**

3.98%	$242,385	0.32%	0.69%	(0.86%)	122%

(1.59%)	$197,226	0.32%	0.69%	0.15%	200%
1.36%	$209,429	0.32%	0.69%	0.87%	167%
(6.36%)	$296,810	0.32%	0.68%	0.49%	193%
7.56%	$357,238	0.32%	0.65%	0.83%	154%
9.50%	$248,883	0.32%	0.63%	3.03%	415%

3.90%	$2,044	0.47%	0.84%	(0.97%)	122%

(1.79%)	$604	0.42%	0.79%	0.63%	200%
1.15%	$213	0.47%	0.84%	0.81%	167%

(6.45%)	$12	0.47%	0.83%	0.10%	193%

3.71%	$10,695	0.77%	1.19%	(1.41%)	122%

(1.97%)	$10,922	0.72%	1.09%	(0.30%)	200%
0.88%	$13,874	0.77%	1.19%	0.51%	167%
(6.77%)	$18,888	0.77%	1.18%	0.14%	193%
7.10%	$26,891	0.77%	1.15%	0.37%	154%
9.14%	$12,448	0.66%	0.97%	2.48%	415%

3.49%	$9,308	1.32%	1.69%	(1.82%)	122%

(2.48%)	$4,163	1.22%	1.59%	(0.64%)	200%
0.31%	$1,218	1.32%	1.69%	(0.27%)	167%
(7.32%)	$2,207	1.32%	1.68%	(0.51%)	193%
6.53%	$5,694	1.32%	1.65%	(0.18%)	154%

7.05%	$4,795	1.32%	1.72%	(0.17%)	415%

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust

Notes to Financial Statements
April 30, 2016 (Unaudited)

1.    Organization:

The American Independence Funds Trust (the “Trust”) was established as a Delaware business trust on October 7, 2004 as Adventus Funds Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was subsequently renamed on June 10, 2005 as Arrivato Funds Trust. Effective March 2, 2006, the name of the Trust was changed to American Independence Funds Trust in connection with the Trust’s reorganization and merger with the former American Independence Funds Trust.

As of April 30, 2016, the Trust offered eight series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the funds listed below (individually, a “Fund”; collectively, the “Funds”):

AI Navellier Large Cap Growth Fund

AI Hillcrest Small Cap Value Fund (commenced operations December 31, 2015)

Rx Dynamic Stock Fund

AI JAForlines Risk-Managed Allocation Fund

AI Navellier International Fund (formerly International Alpha Strategies Fund)

AI Kansas Tax-Exempt Bond Fund

AI Boyd Watterson Core Plus Fund

AI U.S. Inflation-Protected Fund (formerly U.S. Inflation-Indexed Fund)

The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 each. The AI U.S. Inflation-Protected Fund offers four classes of shares: Class A, Class C, Institutional Class, and Premier Class. The AI Navellier Large Cap Growth Fund, AI Hillcrest Small Cap Value Fund, Rx Dynamic Stock Fund, AI JAForlines Risk-Managed Allocation Fund, and AI Kansas Tax-Exempt Bond Fund offer three classes of shares: Class A, Class C, and Institutional Class. The AI Navellier International Fund and AI Boyd Watterson Core Plus Fund offer Class A and Institutional Class shares only. Each share class is identical except as to distribution and service fees borne by each class. Each share represents an equal proportionate interest in a Fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund. All of the Funds are diversified under the 1940 Act except for AI Kansas Tax-Exempt Bond Fund and AI Navellier Large Cap Growth Fund.

2.    Significant Accounting Policies:

The Funds are investment companies and follow the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Use of Estimates

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires the Funds to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Funds believe that the estimates utilized in preparing the financial statements are reasonable and prudent, however, actual results could differ from these estimates.

Investment Valuation

Portfolio securities listed or traded on domestic securities exchanges or the Nasdaq are valued at the market value as of the close of regular trading on the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern Time (“Valuation Time”). If there have been no sales for that day on any exchange or system for a security, the security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded or at the Nasdaq official closing price, if applicable. Debt securities held by a Fund generally are valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Short-term debt investments having maturities of 60 days or less are valued at amortized cost, which approximates fair value. Investments in investment companies are valued at their net asset values as reported by such companies. The differences between cost and fair values of such investments are reflected as unrealized appreciation or depreciation.

American Independence Funds Trust

Notes to Financial Statements (Continued) (Unaudited)

2.    Significant Accounting Policies: (Continued)

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded or at fair value (see description below). Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees. The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the accompanying Statement of Operations.

Securities for which prices from the Funds’ pricing services are not readily available are valued at fair value by RiskX Investments, LLC (“RiskX Investments” or the “Adviser”) or the sub-adviser in accordance with guidelines approved by the Trust’s Board of Trustees. For securities traded principally on foreign exchanges, the Funds may use fair value pricing if an event occurs after the close of trading of the principal foreign exchange on which a security is traded, but before calculation of a Fund’s NAV, which a Fund believes affects the value of the security since its last market quotation. Such events may involve situations relating to a single issuer (such as news related to the issuer announced after the close of the principal foreign exchange), or situations relating to sectors of the market or the markets in general (such as significant fluctuations in the U.S. or foreign markets or significant changes in exchange rates, natural disasters, armed conflicts, or governmental actions). In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Funds may engage a third party fair value service provider to systematically recommend the adjustment of closing market prices of non-U.S. securities based upon changes in a designated U.S. securities market index occurring from the time of the close of the relevant foreign market and the close of the NYSE.

FASB ASC Topic 820, “Fair Value Measurements and Disclosures”, establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

● Level 1	– quoted prices in active markets for identical securities

● Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

● Level 3	– significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of April 30, 2016, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included in each Fund’s schedule of portfolio investments, which also includes a breakdown of the Fund’s investments by geographic, or industry concentration or type of investment.

With respect to the Funds, there were no transfers into and out of any level during the current period presented. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

The valuation of a Level 3 security will be dealt with on a case by case basis and will depend upon the circumstances surrounding that security. In determining a fair value, the Funds’ Adviser will assess a value that they might reasonably expect to receive for a security upon its current sale. Methods for valuing securities may include, but are not limited to, multiple earnings; discount from market of a similar freely traded security; yield to maturity; prior market values of the security; and ratings. To determine the appropriate valuation method, the following general factors are considered: the fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities; the evaluation of the forces which influence the market in which the securities are purchased and sold; and any other relevant factors.

Securities Purchased on a When-Issued Basis

Each Fund may purchase securities on a “when-issued” basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund and no interest accrues to the Fund during the period between purchase and settlement.

American Independence Funds Trust

Notes to Financial Statements (Continued) (Unaudited)

2.    Significant Accounting Policies: (Continued)

Investment Transactions and Related Income

During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Net realized gains and/or losses from sales of securities are determined on the specific identification cost method. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or the accretion of discounts. Dividend income and realized gain distributions from underlying investments are recognized on the ex-dividend date. Income and realized and unrealized gains and/or losses are allocated among the classes based upon the proportion of relative net assets. Realized gains and/or losses on principal payments of mortgage-backed and asset-backed securities (paydown gains and losses) are classified as part of interest income.

Expenses

Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one Fund of the Trust are allocated among the respective funds based on relative daily net assets or another appropriate basis. Expenses specific to a class are charged to that class.

Distributions to Shareholders

Distributions from net investment income for the AI Kansas Tax-Exempt Bond Fund and AI Boyd Watterson Core Plus Fund are declared daily and paid monthly. Distributions from net investment income, if any, for the AI U.S. Inflation-Protected Fund are declared and paid monthly. Distributions from net investment income, if any, for the AI JAForlines Risk-Managed Allocation Fund are declared and paid quarterly. Distributions from net investment income, if any, for the AI Navellier Large Cap Growth Fund, AI Hillcrest Small Cap Value Fund, Rx Dynamic Stock Fund, and AI Navellier International Fund are declared and paid annually. Distributions from net realized capital gains, if any, are distributed at least annually.

Distributions from net investment income and from net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are primarily due to differing treatments for mortgage-backed securities and deferrals of certain losses.

These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gain/loss, paydowns and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. Distributions to shareholders, which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of capital.

Federal Income Taxes

The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

Recent Developments and Accounting Pronouncements

In May 2015, FASB issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent).” The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Funds’ financial statements and related disclosures.

American Independence Funds Trust

Notes to Financial Statements (Continued) (Unaudited)

3.    Related Party Transactions:

RiskX Investments serves as the investment adviser to the Funds pursuant to an investment advisory agreement between the Trust and RiskX Investments, under which the Adviser is entitled to receive an annual fee, computed daily and paid monthly, equal to the percentages of each Fund’s average daily net assets as indicated in the table below. The Adviser is responsible for the investment management oversight in its role as investment adviser to all of the Funds.

Fees
AI Navellier Large Cap Growth Fund	1.00%
AI Hillcrest Small Cap Value Fund	1.00%
Rx Dynamic Stock Fund	1.00%
AI JAForlines Risk-Managed Allocation Fund	0.75%
AI Navellier International Fund	0.81%
AI Kansas Tax-Exempt Bond Fund	0.30%
AI Boyd Watterson Core Plus Fund	0.40%
AI U.S. Inflation-Protected Fund	0.40%

American Independence Financial Services, LLC (“American Independence”) had been the investment adviser to the Trust on behalf of the Funds pursuant to an investment advisory agreement dated July 23, 2010, as amended through April 29, 2015 (the “Original Advisory Agreement”). On May 8, 2015, American Independence entered into a definitive agreement with FolioMetrix LLC (“Folio”) and FolioMetrix Funding LLC (“Funding”) whereby Folio would sell its assets to American Independence and Funding would enter into various loans with American Independence for the purpose of funding such acquisition (the “Transaction”). The Original Advisory Agreement was terminated in accordance with its terms and pursuant to the 1940 Act on July 31, 2015 upon closing of the Transaction, and at which time American Independence became known as RiskX Investments, LLC (“RiskX Investments”). On August 1, 2015, an Interim Investment Advisory Agreement was entered into between RiskX Investments and the Trust on behalf of the Funds. In addition, each Investment Sub-Advisory Agreement, between American Independence and (a) J.A. Forlines, LLC on behalf of the JAForlines Risk-Managed Allocation Fund; (b) Navellier & Associates, Inc. on behalf of the International Alpha Strategies Fund and Large Cap Growth Fund; (c) Boyd Watterson Asset Management, LLC on behalf of the Boyd Watterson Core Plus Fund; and (d) Fischer Francis Trees & Watts, Inc. on behalf of the U.S. Inflation-Indexed Fund was terminated. At a meeting held on March 18 and 19, 2015, the Board of Trustees, including the Independent Trustees, approved an Interim Investment Advisory Agreement and Interim Investment Sub-Advisory Agreements as well as a New Investment Advisory Agreement and New Investment Sub-Advisory Agreements (the “New Agreements”), to be effective upon the approval by each Fund’s shareholders. In addition, the Board of Trustees, including the Independent Trustees, approved a new Investment Sub-Advisory Agreement between RiskX Investments and Arrivato Asset Management, LLC (“Arrivato”) on behalf of the Kansas Tax-Exempt Fund. The New Investment Advisory Agreement between RiskX Investments and the Trust was approved by shareholders at a special meeting held November 20, 2015 for the Large Cap Growth Fund, Rx Dynamic Stock Fund, International Alpha Strategies Fund, Kansas Tax-Exempt Bond Fund, Boyd Watterson Core Plus Fund, and the U.S. Inflation-Indexed Fund. The New Investment Advisory Agreement between RiskX Investments and the Trust was approved by shareholders at a special meeting held November 27, 2015 for the JAForlines Risk-Managed Allocation Fund. The initial term is for two years and yearly thereafter upon approval by the Board of Trustees (including a majority of those trustees who are not considered to be “interested persons” of the fund or a party to the agreement, as that term is defined in the 1940 Act (“Independent Trustees”).

The Trust has engaged Navellier & Associates, Inc. (“Navellier”) as sub-adviser for the AI Navellier Large Cap Growth Fund, the Rx Dynamic Stock Fund, and the AI Navellier International Fund, J.A. Forlines, LLC (“JAF”) as the sub-adviser for the AI JAForlines Risk-Managed Allocation Fund, Boyd Watterson Asset Management, LLC (“Boyd Watterson”) as sub-adviser for the AI Boyd Watterson Core Plus Fund, Arrivato Asset Management (“Arrivato”) as sub-adviser for the Kansas Tax-Exempt Bond Fund and Fischer Francis Trees & Watts, Inc., and its affiliate in London (“FFTW”), as sub-adviser for the U.S. Inflation-Protected Fund. The Board of Trustees has approved each of these agreements on behalf of the Trust (please see “Approval of Investment Advisory and Sub-Advisory Agreements” under “Additional Fund Information” in the annual report dated October 31, 2015 for more information). RiskX Investments is responsible for the investment management oversight in its role as adviser to all of the Funds and is responsible for overseeing the sub-advisory relationships. The portfolio managers or investment teams at each sub-adviser are responsible for the day-to-day management of the respective Fund. The sub-advisers are paid a fee by RiskX Investments out of the advisory fees received. Additional information about each sub-adviser is noted below.

American Independence Funds Trust

Notes to Financial Statements (Continued) (Unaudited)

3.    Related Party Transactions: (Continued)

Navellier (sub-adviser to the AI Navellier Large Cap Growth Fund, Rx Dynamic Stock Fund, and AI Navellier International Fund) is headquartered at 1 East Liberty, Suite 504, Reno, Nevada, 89501. The agreement between RiskX Investments and Navellier on behalf of the AI Navellier Large Cap Growth Fund was approved by Trustees at a meeting held on April 28-29, 2015 and by shareholders on November 20, 2015. The agreement between RiskX Investments and Navellier on behalf of the AI Navellier International Fund was approved by Trustees at a meeting held on March 18-19, 2015 and by shareholders at a special meeting held November 20, 2015. The agreement between RiskX Investments and Navellier on behalf of the Rx Dynamic Stock Fund was approved by Trustees at a meeting held on December 11, 2015 and by shareholders at a special meeting held on May 27, 2016. Navellier and RiskX Investments are indirectly affiliated. Mr. John Coyle, Managing Director for Navellier, is also a member of the Board of RiskX Investments and has been granted an option plan whereby he would be an owner of the Adviser were he to exercise such options.

Hillcrest Asset Management, LLC (sub-adviser to AI Hillcrest Small Cap Value Fund) is headquartered at 2805 Dallas Pkwy #250, Plano, TX 75093. The agreement between RiskX Investments and Hillcrest on behalf of the Trust was approved by Trustees at a meeting held on June 18-19, 2015. Grail Partners (“Grail”) owns 26% of Hillcrest and Ms. Darlene DeRemer, co-founder and Partner of Grail, is also a Director on the Board of Hillcrest. In addition, Ms. DeRemer serves as an Interested Trustee of American Independence Funds Trust. Mr. Donald Putnam, co-founder and Managing Partner of Grail serves as Chairman and Director of the Fund’s Adviser, RiskX Investments. In addition, Mr. Craig Cognetti serves as a Director of RiskX Investments and is a Partner of Grail. As of December 31, 2015, Grail, and its related affiliates and subsidiaries, indirectly owns approximately 6% of RiskX Investments. However, through the ability to exercise convertible notes, Grail, and its related affiliates and subsidiaries, could own as much as 45%. Also, Grail, through its ownership in related affiliates and subsidiaries and the services of Messrs. Cognetti and Putnam as Directors of the Fund’s Adviser, is deemed to “control” (as defined under the Investment Company Act of 1940, as amended) the Adviser.

JAF (sub-adviser to the AI JAForlines Risk-Managed Allocation Fund) is located at 63 Forest Avenue, Suite #1, Locust Valley, New York, 11560. The agreement between RiskX Investments and JAF on behalf of the Trust was approved by Trustees at a meeting held on March 18-19, 2015 and by shareholders at a special meeting held November 27, 2015.

Boyd Watterson (sub-adviser to the AI Boyd Watterson Core Plus Fund) is headquartered at 1801 E. 9th St., Suite 1400, Cleveland, Ohio 44114 and it is a wholly owned subsidiary of Titanium Asset Management Corporation, located at 777 E. Wisconsin Ave., Suite 2350, Milwaukee, Wisconsin 53202. The agreement between RiskX Investments and BWAM on behalf of the Trust was approved by Trustees at a meeting held on March 18-19, 2015 and by shareholders at a special meeting held November 20, 2015.

FFTW’s (sub-adviser to the AI U.S. Inflation-Protected Fund) New York offices are located at 200 Park Avenue, New York, New York 10166. FFTW is a wholly-owned subsidiary of BNP Paribas Investment Partners USA Holdings Inc. (“BNPP IP USA”), a New York corporation. BNPP IP USA is indirectly owned by BNP Paribas, which is a publicly owned banking corporation organized under the laws of the Republic of France. The agreement between FFTW and RiskX Investments on behalf of the Trust was approved by Trustees at a meeting held on March 18-19, 2015 and by shareholders at a special meeting held November 20, 2015.

Arrivato (sub-adviser to the AI Kansas Tax-Exempt Bond Fund) is a wholly owned subsidiary of RiskX Investments. Arrivato is based at 1345 Avenue of the Americas, 2nd Floor, New York, NY 10105. The agreement between Arrivato and RiskX Investments on behalf of the Trust was approved by Trustees at a meeting held on March 18-19, 2015 and by shareholders at a special meeting held November 20, 2015.

Pursuant to the expense limitation agreement, RiskX Investments has contractually agreed to waive a portion of its investment advisory fee and to reimburse expenses in order to maintain the Funds’ total operating expenses (excluding taxes, brokerage commissions, interest on borrowings, acquired fund fees, extraordinary expenses or short sale dividend and interest expenses) at not more than the following percentages of average annual net assets effective through March 1, 2017:

Fund	Institutional Class	Class A	Class C	Premier Class
AI Navellier Large Cap Growth Fund	1.09%	1.47%	2.09%	N/A
AI Hillcrest Small Cap Value Fund	1.25%	1.63%	2.25%	N/A
Rx Dynamic Stock Fund	1.16%	1.55%	2.16%	N/A
AI JAForlines Risk-Managed Allocation Fund	0.95%	1.33%	1.95%	N/A
AI Navellier International Fund	0.95%	1.45%	N/A	N/A
AI Kansas Tax-Exempt Bond Fund	0.48%	0.87%	1.48%	N/A
AI Boyd Watterson Core Plus Fund	0.45%	0.80%	N/A	N/A
AI U.S. Inflation-Protected Fund	0.32%	0.77%	1.32%	0.47%

American Independence Funds Trust

Notes to Financial Statements (Continued) (Unaudited)

3.    Related Party Transactions: (Continued)

Under the terms of the expense limitation agreement, any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent total annual operating expenses (excluding any taxes, interest expenses relating to dividends on short sales, brokerage fees and non-routine expenses) for a fiscal year do not exceed the expense limit that was in place at the time the fees were waived or expenses were assumed. The Adviser shall only be entitled to recoup amounts for a period of three years from the date such amount was waived or reimbursed.

The following table presents amounts eligible for recovery at April 30, 2016:

	AI Navellier Large Cap Growth Fund	AI Hillcrest Small Cap Value Fund	Rx Dynamic Stock Fund	AI JAForlines Risk-Managed Allocation Fund
For eligible expense reimbursements expiring:
October 31, 2016	$—	$—	$396,489	$32,376
October 31, 2017	—	—	384,678	154,147
October 31, 2018	52,845	—	265,308	173,297
April 30, 2019	65,515	74,114	119,549	91,159
	$118,360	$74,114	$1,166,024	$450,979

	AI Navellier International Fund	AI Kansas Tax-Exempt Bond Fund	AI Boyd Watterson Core Plus Fund	AI U.S. Inflation-Protected Fund
For eligible expense reimbursements expiring:
October 31, 2016	$202,350	$218,447	$139,233	$1,292,166
October 31, 2017	216,241	214,667	283,203	940,374
October 31, 2018	182,712	227,660	298,179	804,280
April 30, 2019	93,028	114,136	137,577	419,239
	$694,331	$774,910	$858,192	$3,456,059

RiskX Investments also provides certain administrative services necessary for the Funds’ operations. The Funds are charged a fee for the services provided, and this fee is calculated based on each Fund’s average daily net assets at an annual rate of 0.125%.

RiskX Investments has entered into an agreement with UMB Fund Services, Inc. (“UMBFS”) whereby UMBFS provides the Funds with sub-administration services pursuant to a sub-administrative services agreement approved by the Board. For the services it provides, UMBFS earns a fee based on the aggregate net assets of all Funds in the Trust. RiskX Investments pays UMBFS and not the Funds.

Other principal service providers of the Funds include the following:

Pursuant to the Fund Accounting Services Agreement, UMBFS serves as the Trust’s fund accounting agent.

Matrix Capital Group, Inc. serves as the Funds’ distributor pursuant to a distribution agreement approved by the Board.

Boston Financial Data Services, Inc. serves as the Funds’ transfer agent and dividend disbursing agent.

INTRUST Bank NA, serves as the custodian for the AI Navellier Large Cap Growth Fund, AI Hillcrest Small Cap Value Fund, Rx Dynamic Stock Fund, AI JAForlines Risk-Managed Allocation Fund, AI Kansas Tax-Exempt Bond Fund, and AI Boyd Watterson Core Plus Fund.

UMB Bank NA serves as the custodian for the AI Navellier International Fund and AI U.S. Inflation-Protected Fund.

The Trust has contracted with Compliance Solutions Associates LLC (“CSA”) to provide services with respect to the monitoring of the Trust’s compliance program pursuant to rule 38a-1 of the 1940 Act. CSA has designated Thaddeus (“Ted”) Leszczynksi as the Trust’s Chief Compliance Officer. For these services, the Trust pays CSA a monthly fee, plus any out-of-pocket expenses. The fees are allocated amongst the funds by first allocating half the fees evenly across the funds and then the other half on a pro rata basis based on average net assets. Mr. Leszczynski is also an employee of RiskX Investments and serves as its Chief Compliance Officer and Secretary.

American Independence Funds Trust

Notes to Financial Statements (Continued) (Unaudited)

3.    Related Party Transactions: (Continued)

Each Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) that allows its Class A shares and Class C shares to pay a distribution and service fee, as defined by the Financial Industry Regulatory Authority (“FINRA”), from its assets for selling and distributing its shares. Each Fund can pay distribution and service fees at an annual rate of up to 0.50% of its Class A share assets, and up to 1.00% of its Class C share assets. These fees consist of up to 0.25% for shareholder services of the Class A share assets and Class C share assets, and up to 0.25% for distribution expenses, as defined by FINRA, of Class A share assets and up to 0.75% of Class C share assets.

During the six months ended April 30, 2016, a portion of the distribution or service fees were waived by the Adviser for the Class A shares assets. As of April 30, 2016, the Rx Dynamic Stock Fund was assessing 0.14% of the Class A shares’ distribution fees. All other Funds assessed the full 0.25% of distribution fees. As of April 30, 2016, the Rx Dynamic Stock Fund, AI JAForlines Risk-Managed Allocation Fund, AI Kansas Tax-Exempt Bond Fund, AI Boyd Watterson Core Plus Fund, AI U.S. Inflation-Protected Fund, AI Navellier Large Cap Growth Fund, and AI Hillcrest Small Cap Value Fund were assessing 0.25%, 0.13%, 0.14%, 0.10%, 0.20%, 0.13% and 0.13%, respectively, of the shareholder services fees. From November 1, 2015 through November 5, 2015, all Funds were not assessing shareholder services fees due to the termination of the Shareholder Services Agreement between the Trust and the Adviser upon the change in control of American Independence Financial Services, LLC.

The Trust, on behalf of the AI U.S. Inflation-Protected Fund, has adopted a non-12b-1 Shareholder Servicing Plan that allows its Premier Class Shares to pay a shareholder servicing fee from its assets for any activities relating to certain shareholder account administrative and servicing functions to agents. The expenditures to be made by the Fund pursuant to this Plan shall not exceed an annual rate of 0.15% of the average daily value of net assets represented by such shares. From November 1, 2015 through November 5, 2015, the Fund was not assessing shareholder services fees due to the termination of the Shareholder Services Agreement between the Trust and the Adviser upon the change in control of American Independence Financial Services, LLC.

Shareholder services fees on Class A shares of the Funds and Premier Class shares of the AI U.S. Inflation-Protected Fund paid to RiskX Investments for the six month period ended April 30, 2016 were as follows:

	Class A	Premier Class
AI Navellier Large Cap Growth Fund	$1,687	$	N/A
AI Hillcrest Small Cap Value Fund	—		N/A
Rx Dynamic Stock Fund	1,341		N/A
AI JA Forlines Risk-Managed Allocation Fund	20,553		N/A
AI Navellier International Fund	70		N/A
AI Kansas Tax-Exempt Bond Fund	6,116		N/A
AI Boyd Watterson Core Plus Fund	506		N/A
AI U.S. Inflation-Protected Fund	8,246		857

4.    Shares of Beneficial Interest:

The Trust has an unlimited number of shares of beneficial interest, with a par value of $0.001, which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. Establishment and offering of additional Funds will not alter the rights of the Trust’s shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. In any liquidation of a Fund, each shareholder is entitled to receive his/her pro rata share of the net assets of that Fund. For the financial reporting purposes shareholder transactions are accounted for on trade date on the last business day of the reporting period.

American Independence Funds Trust

Notes to Financial Statements (Continued) (Unaudited)

5.    Securities Transactions:

The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities, options, futures, and U.S. Government securities) for the six months ended April 30, 2016 were as follows:

	Purchases	Sales
AI Navellier Large Cap Growth Fund	$8,668,304	$8,145,365
AI Hillcrest Small Cap Value Fund	1,131,594	8,956
Rx Dynamic Stock Fund	20,584,861	27,140,223
AI JAForlines Risk-Managed Allocation Fund	70,855,009	50,361,397
AI Navellier International Fund	10,553,169	10,612,171
AI Kansas Tax-Exempt Bond Fund	3,602,365	5,960,000
AI Boyd Watterson Core Plus Fund	14,087,352	14,381,599

The cost of purchases and the proceeds from sales of U.S. Government securities for the six months ended April 30, 2016 were as follows:

	Purchases	Sales
AI Boyd Watterson Core Plus Fund	$14,480,162	$19,739,635
AI U.S. Inflation-Protected Fund	308,606,759	269,443,001

6.    Concentration of Credit Risk:

The AI Kansas Tax-Exempt Bond Fund invests primarily in debt obligations issued by the State of Kansas and its respective political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of Kansas specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent.

7.    Federal Income Tax Information:

FASB ASC Topic 740, Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”), requires an evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze all open tax years, fiscal years 2012-2015 as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of, and during the six months ended April 30, 2016, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

At April 30, 2016, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation on Investments
AI Navellier Large Cap Growth Fund	$8,632,761	$554,749	$(111,457)	$443,292
AI Hillcrest Small Cap Value Fund	1,130,625	34,694	(29,934)	4,760
Rx Dynamic Stock Fund	13,204,486	861,294	(420,356)	440,938
AI JAForlines Risk-Managed Allocation Fund	79,337,303	3,635,893	(666,490)	2,969,403
AI Navellier International Fund	47,066,026	5,406,024	(4,146,889)	1,259,135
AI Kansas Tax-Exempt Bond Fund	174,568,129	11,968,720	(91,799)	11,876,921
AI Boyd Watterson Core Plus Fund	92,556,719	1,974,732	(101,334)	1,873,398
AI U.S. Inflation-Protected Fund	258,497,294	7,534,817	(557,581)	6,977,236

American Independence Funds Trust

Notes to Financial Statements (Continued) (Unaudited)

7.    Federal Income Tax Information: (Continued)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

The tax character of distributions paid during the fiscal years ended October 31, 2015 and 2014 were as follows:

	AI Navellier Large Cap Growth Fund	Rx Dynamic Stock Fund		AI JAForlines Risk-Managed Allocation Fund
	Period Ended October 31, 2015	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2015	Year Ended October 31, 2014
Distributions paid from:
Ordinary Income	$—	$16,762,720	$22,743,789	$1,193,334	$33,933
Net long-term capital gains	—	15,234,554	6,922,638	—	—
Total taxable distributions	—	31,997,274	29,666,427	1,193,334	33,933
Tax exempt dividends	—	—	—	—	—
Total distributions paid	$—	$31,997,274	$29,666,427	$1,193,334	$33,933

	AI Navellier International Fund		AI Kansas Tax-Exempt Bond Fund		AI Boyd Watterson Core Plus Fund
	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2015	Year Ended October 31, 2014
Distributions paid from:
Ordinary Income	$1,565,657	$1,621,594	$—	$—	$2,832,996	$2,470,635
Net long-term capital gains	2,889,731	1,506,819	—	—	163,581	160,055
Total taxable distributions	4,455,388	3,128,413	—	—	2,996,577	2,630,690
Tax exempt dividends	—	—	6,064,744	7,078,691	—	—
Total distributions paid	$4,455,388	$3,128,413	$6,064,744	$7,078,691	$2,996,577	$2,630,690

	AI U.S. Inflation-Protected Fund
	Year Ended October 31, 2015	Year Ended October 31, 2014
Distributions paid from:
Ordinary Income	$254,189	$2,191,215
Net long-term capital gains	—	—
Total taxable distributions	254,189	2,191,215
Tax exempt dividends	—	—
Total distributions paid	$254,189	$2,191,215

As of October 31, 2015, the components of accumulated earnings (deficit) on a tax basis were as follows:

	AI Navellier Large Cap Growth Fund	Rx Dynamic Stock Fund	AI JAForlines Risk-Managed Allocation Fund	AI Navellier International Fund
Undistributed ordinary income	$1,147	$2,773,764	$98,007	$737,198
Undistributed long-term capital gains	—	3,189,279	—	—
Tax accumulated earnings	1,147	5,963,043	98,007	737,198
Accumulated capital and other losses	(277,797)	—	(54,745)	(2,135,433)
Unrealized appreciation (depreciation) on investments	(479,865)	1,044,501	(404,031)	3,027,706
Unrealized appreciation (depreciation) on foreign currency	—	—	—	(14,244)
Total accumulated earnings (deficit)	$(756,515)	$7,007,544	$(360,769)	$1,615,227

American Independence Funds Trust

Notes to Financial Statements (Continued) (Unaudited)

7.    Federal Income Tax Information: (Continued)

	AI Kansas Tax-Exempt Bond Fund	AI Boyd Watterson Core Plus Fund	AI U.S. Inflation- Protected Fund
Undistributed ordinary income	$73,256	$237,949	$259,710
Undistributed long-term capital gains	—	770,158	—
Tax accumulated earnings	73,256	1,008,107	259,710
Accumulated capital and other losses	(452,915)	—	(12,675,606)
Unrealized appreciation (depreciation) on investments	10,349,722	334,481	(4,947,186)
Unrealized appreciation (depreciation) on foreign currency	—	—	—
Total accumulated earnings (deficit)	$9,970,063	$1,342,588	$(17,363,082)

As of October 31, 2015, the following Funds had net capital loss carryforwards which are available to offset future net capital gains, if any:

	AI Navellier Large Cap Growth Fund	Rx Dynamic Stock Fund	AI JAForlines Risk-Managed Allocation Fund	AI Navellier International Fund	AI Kansas Tax-Exempt Bond Fund	AI Boyd Watterson Core Plus Fund	AI U.S. Inflation- Protected Fund
For losses expiring October 31,
2018	$—	$—	$—	$—	$48,637	$—	$—
2019	—	—	—	—	303,059	—	—
Not subject to expiration:
Short-term	277,797	—	54,745	2,135,433	51,285	—	2,463,007
Long-term	—	—	—	—	49,934	—	10,212,599
	$277,797	$—	$54,745	$2,135,433	$452,915	$—	$12,675,606

Capital loss carryovers are available to offset future realized capital gains and thereby reduce further taxable gain distributions. During the year ended October 31, 2015, the AI JAForlines Risk-Managed Allocation Fund utilized $410,338 of its capital loss carryover.

Under The Regulated Investment Company Modernization Act of 2010 (the “Act”), capital losses incurred during the fiscal years beginning after the enactment date of the Act (December 22, 2010) are carried forward indefinitely and retain the character of the original loss. However, any remaining pre-enactment capital loss carryovers may expire unused, since the post-enactment capital losses are utilized before pre-enactment capital loss carryovers according to the Act.

8.    Financial Futures Contracts:

The AI U.S. Inflation-Protected Fund entered into financial futures contracts to hedge its interest rate and foreign currency risk. Hedging theoretically reduces market risk, and exposure exists to the extent there is a related imperfect correlation of the price of futures contracts with the underlying interest rate risk.

Investments in financial futures contracts require the Funds to “mark to market” open positions on a daily basis, in order to reflect the change in the market value of the contract at the close of each day’s trading. Accordingly, variation margin is paid or received to reflect daily unrealized gains or losses. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. These investments require initial margin deposits which consist of cash or eligible securities. The details of AI U.S. Inflation-Protected Fund’s open futures contracts at April 30, 2016 are contained at the end of its Schedule of Portfolio Investments.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

American Independence Funds Trust

Notes to Financial Statements (Continued) (Unaudited)

9.    Investments in Derivatives:

The AI U.S. Inflation-Protected Fund made investments in derivative instruments which included futures transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount.

Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.

The following table sets forth the gross value of the Funds’ derivative contracts for trading activities by certain risk types as of April 30, 2016. The values in the table below exclude the effects of cash collateral received or posted pursuant to derivative contracts, and therefore are not representative of the Fund’s net exposure.

Fund	Risk	Statements of Assets and Liabilities Location	Derivative Assets	Statements of Assets and Liabilities Location	Derivative Liabilities
AI U.S. Inflation-Protected Fund	Interest rate	Variation margin on futures contracts	$—	Variation margin	$29,659

The following table sets forth by certain risk types the Funds’ gains (losses) related to derivative activities and their indicative volumes for the six months ended April 30, 2016. These gains (losses) should be considered in the context that derivative contracts may have been executed to economically hedge securities and accordingly, gains or losses on derivative contracts may offset losses or gains attributable to securities. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Fund	Risk	Statements of Operations Location	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Average Number of Contracts(a)	Average Notional Value(a)
AI U.S. Inflation-Protected Fund	Interest rate	Net realized gain (loss) from futures contracts/Net change in unrealized Appreciation (Depreciation) on futures contracts	$(442,262)	$179,178	381	$52,769,756

(a)	Average number of contracts and average notional value is based on the average of quarter end balances for the period April 30, 2015 to April 30, 2016.

10.    Segregation of Assets:

Fund policy requires the custodian to segregate certain assets to cover portfolio transactions which are deemed to create leverage under Section 18(f) of the Investment Company Act of 1940. Given certain operational efficiencies it is impractical to specify individual securities to be used for segregation purposes except for the initial margin of futures contracts. Therefore, the Funds’ custodians have been instructed to segregate all assets on a settled basis. A Fund will not enter into transactions deemed to create leverage in excess of the Fund’s ability to segregate up to 100% of its settled liquid assets.

11.    Cash Concentration:

At times, the Funds maintain cash balances at financial institutions in excess of Federally insured limits. The Funds monitor this credit risk and have not experienced any losses related to this risk.

American Independence Funds Trust

Notes to Financial Statements (Continued) (Unaudited)

12.    Subsequent Events:

At a Board of Trustees Meeting of the American Independence Funds Trust held on June 23, 2016, (the “Meeting”) the Board of Trustees (the “Board”) voted to terminate the sub-advisory agreement between RiskX Investments, LLC (“RiskX Investments”) and Boyd Watterson Asset Management for the AI Boyd Watterson Core Plus Fund (“Core Plus Fund”). Subsequently, the Board approved a new sub-advisory agreement between Carret Asset Management (“Carret”) and RiskX Investments with respect to the Core Plus Fund. Also at the Meeting, the Board approved the calling of a special meeting of shareholders seeking approval of the proposed investment sub-advisory agreement between RiskX Investments and Carret and that upon such approval, the name of the Fund be changed from the AI Boyd Watterson Core Plus Fund to the AI Carret Core Plus Fund.

Also at the Meeting, the Board voted to terminate the sub-advisory agreement between RiskX and Arrivato Asset Management, LLC for the AI Kansas Tax-Exempt Bond Fund (“Kansas Fund”); to approve a new sub-advisory agreement between Carret and RiskX Investments on behalf of the Kansas Fund; and to call a special meeting of shareholders seeking approval of the proposed investment sub-advisory agreement for the Kansas Fund between RiskX and Carret. Robert Campbell, the current portfolio manager of the Kansas Fund is expected to become an employee of Carret and to continue managing the Kansas Fund.

At the same Meeting, the Board approved the addition of Manifold Partners (“Manifold”) as a sub-adviser to manage a portion of the assets of the AI Navellier International Fund (the “International Fund”), subject to shareholder approval. The Board approved the calling of a special meeting of shareholders to seek approval of the proposed investment sub-advisory agreement between RiskX Investments and Manifold and that upon such approval, the name of the Fund be changed from the AI Navellier International Fund to the AI International Multi-Manager Fund. Manifold is considered to be affiliated with RiskX Investments due to do its common control by Donald Putnam, the Chairman of RiskX Investments and CEO of Manifold and its common ownership by Grail Partners, The Chalice Fund and Mr. Donald Putnam.

A Special Meeting of Shareholders of the Rx Dynamic Stock Fund (the “Fund”) was held on May 27, 2016 to approve two proposals: (1) To approve a new Investment Sub-Advisory Agreement between RiskX Investments, LLC and Navellier & Associates, Inc. on behalf of the Fund and (2) To approve a change in the Fund’s diversification status from diversified to non-diversified. Shareholders approved both proposals.

Subsequent events occurring after April 30, 2016 have been evaluated for potential impact to this report through the date these Financial Statements and Notes to the Financial Statements were issued. There were no additional subsequent events to report that would have a material impact on the Funds’ Financial Statements and Notes to Financial Statements.

American Independence Funds Trust

Additional Fund Information (Unaudited)

Portfolio Summaries

The American Independence Funds Trust invested, as a percentage of net assets, in the following as of April 30, 2016:

AI Navellier Large Cap Growth Fund
Portfolio Diversification	% of Net Assets
Information Technology	32.2%
Consumer Staples	16.8
Consumer Discretionary	15.0
Utilities	8.0
Financials	7.2
Industrials	7.2
Health Care	5.5
Materials	5.0
Short-Term Investment	3.2
Total Investments	100.1%
Liabilities in excess of other assets	(0.1)
Net Assets	100.0%

AI Hillcrest Small Cap Value Fund
Portfolio Diversification	% of Net Assets
Financials	36.6%
Information Technology	11.2
Consumer Discretionary	11.2
Industrials	10.3
Utilities	6.7
Health Care	6.2
Materials	5.4
Energy	5.4
Consumer Staples	1.7
Short-Term Investment	0.8
Total Investments	95.5%
Other assets in excess of liabilities	4.5
Net Assets	100.0%

Rx Dynamic Stock Fund
Portfolio Diversification	% of Net Assets
Health Care	24.3%
Information Technology	21.7
Consumer Discretionary	19.1
Consumer Staples	9.0
Materials	5.8
Utilities	5.1
Financials	5.0
Industrials	5.0
Short-Term Investment	5.8
Total Investments	100.8%
Liabilities in excess of other assets	(0.8)
Net Assets	100.0%

AI JAForlines Risk-Managed Allocation Fund
Portfolio Diversification	% of Net Assets
U.S. Fixed Income Exchange Traded Products	32.8%
International Equity Exchange Traded Products	28.1
International Fixed Income Exchange Traded Products	14.4
U.S. Equity Exchange Traded Product	13.3
U.S. Alternative Exchange Traded Product	5.0
Short-Term Investment	6.5
Total Investments	100.1%
Liabilities in excess of other assets	(0.1)
Net Assets	100.0%

AI Navellier International Fund
Portfolio Diversification	% of Net Assets
Financials	18.7%
Health Care	17.7
Information Technology	13.8
Consumer Discretionary	13.7
Industrials	9.9
Telecommunication Services	9.7
Consumer Staples	6.6
Materials	4.7
Energy	3.0
Utilities	1.9
Short-Term Investment	0.1
Total Investments	99.8%
Other assets in excess of liabilities	0.2
Net Assets	100.0%

AI Kansas Tax-Exempt Bond Fund
Portfolio Diversification	% of Net Assets
Education	25.1%
Utilities	19.3
Health Care	18.7
General Obligation	18.3
Transportation	7.0
Tax Obligation	2.4
Housing	2.2
Other Revenue Bonds	1.5
Short-Term Investment	4.6
Total Investments	99.1%
Other assets in excess of liabilities	0.9
Net Assets	100.0%

American Independence Funds Trust

Additional Fund Information (Unaudited) (Continued)

AI Boyd Watterson Core Plus Fund

Portfolio Diversification	% of Net Assets
Corporate Bonds	42.5%
U.S. Government Agency Pass-Through Securities	30.8
U.S. Treasury Obligations	15.5
Asset-Backed Securities	3.8
Collateralized Mortgage Obligations	3.3
Commercial Mortgage-Backed Securities	1.8
Short-Term Investment	3.1
Total Investments	100.8%
Liabilities in excess of other assets	(0.8)
Net Assets	100.0%

AI U.S Inflation-Protected Fund

Portfolio Diversification	% of Net Assets
U.S. Treasury Inflation-Indexed Notes	68.2%
U.S. Treasury Inflation-Indexed Bonds	29.8
Short-Term Investment	2.4
Total Investments	100.4%
Liabilities in excess of other assets	(0.4)
Net Assets	100.0%

American Independence Funds Trust

Additional Fund Information (Unaudited) (Continued)

Table of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and (2) ongoing costs, including management fees; distribution and services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on November 1, 2015 at the beginning of the period and held for the entire period from November 1, 2015 through April 30, 2016.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning Account Value 11/1/2015	Ending Account Value 4/30/2016	Expenses Paid During Period* 11/1/2015- 4/30/2016	Expense Ratio During Period**† 11/1/2015- 4/30/2016
AI Navellier Large Cap Growth Fund	Institutional Class Shares	$ 1,000.00	$ 977.80	$ 5.36	1.09%
	Class A Shares	$ 1,000.00	$ 975.40	$ 7.21	1.47%
	Class C Shares	$ 1,000.00	$ 973.10	$ 10.25	2.09%

AI Hillcrest Small Cap Value Fund	Institutional Class Shares (a)	$ 1,000.00	$ 1,037.00	$ 4.21	1.25%
	Class A Shares (a)	$ 1,000.00	$ 1,036.00	$ 5.49	1.63%
	Class C Shares (a)	$ 1,000.00	$ 1,034.00	$ 7.56	2.25%

Rx Dynamic Stock Fund	Institutional Class Shares	$ 1,000.00	$ 942.60	$ 5.60	1.16%
	Class A Shares	$ 1,000.00	$ 941.30	$ 7.46	1.55%
	Class C Shares	$ 1,000.00	$ 938.80	$ 10.39	2.16%

AI JAForlines Risk-Managed	Institutional Class Shares	$ 1,000.00	$ 1,019.60	$ 4.76	0.95%
Allocation Fund	Class A Shares	$ 1,000.00	$ 1,018.00	$ 6.65	1.33%
	Class C Shares	$ 1,000.00	$ 1,014.30	$ 9.75	1.95%

AI Navellier	Institutional Class Shares	$ 1,000.00	$ 958.70	$ 4.65	0.95%
International Fund	Class A Shares	$ 1,000.00	$ 956.00	$ 7.06	1.45%

AI Kansas Tax-Exempt	Institutional Class Shares	$ 1,000.00	$ 1,023.50	$ 2.41	0.48%
Bond Fund	Class A Shares	$ 1,000.00	$ 1,021.60	$ 4.35	0.87%
	Class C Shares	$ 1,000.00	$ 1,018.70	$ 7.41	1.48%

AI Boyd Watterson Core	Institutional Class Shares	$ 1,000.00	$ 1,021.60	$ 2.27	0.45%
Plus Fund	Class A Shares	$ 1,000.00	$ 1,019.70	$ 4.01	0.80%

AI U.S. Inflation-Protected Fund	Institutional Class Shares	$ 1,000.00	$ 1,039.80	$ 1.61	0.32%
	Premier Class Shares	$ 1,000.00	$ 1,039.00	$ 2.40	0.47%
	Class A Shares	$ 1,000.00	$ 1,037.10	$ 3.91	0.77%
	Class C Shares	$ 1,000.00	$ 1,034.90	$ 6.68	1.32%

*

Expenses paid during the period are equal to the annualized expense ratio (for the six month period) for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). (Except for the Institutional Class, Class A, and Class C shares of AI Hillcrest Small Cap Value Fund, which reflect 121 days due to each share class’ inception date of December 31, 2015.)

**	Annualized.
†	Does not include expenses of the investment companies in which the Funds invest.
(a)	Class inception date December 31, 2015.

American Independence Funds Trust

Additional Fund Information (Unaudited) (Continued)

Table of Shareholder Expenses (continued)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 11/1/2015	Ending Account Value 4/30/2016	Expenses Paid During Period* 11/1/2015- 4/30/2016	Expense Ratio During Period**† 11/1/2015- 4/30/2016
AI Navellier Large Cap Growth Fund	Institutional Class Shares	$ 1,000.00	$ 1,019.44	$ 5.47	1.09%
	Class A Shares	$ 1,000.00	$ 1,017.57	$ 7.36	1.47%
	Class C Shares	$ 1,000.00	$ 1,014.48	$ 10.46	2.09%

AI Hillcrest Small Cap Value Fund	Institutional Class Shares (a)	$ 1,000.00	$ 1,018.63	$ 4.17	1.25%
	Class A Shares (a)	$ 1,000.00	$ 1,016.65	$ 5.43	1.63%
	Class C Shares (a)	$ 1,000.00	$ 1,013.61	$ 7.49	2.25%

Rx Dynamic Stock Fund	Institutional Class Shares	$ 1,000.00	$ 1,019.10	$ 5.82	1.16%
	Class A Shares	$ 1,000.00	$ 1,017.18	$ 7.75	1.55%
	Class C Shares	$ 1,000.00	$ 1,014.15	$ 10.79	2.16%

AI JAForlines Risk-Managed	Institutional Class Shares	$ 1,000.00	$ 1,020.15	$ 4.77	0.95%
Allocation Fund	Class A Shares	$ 1,000.00	$ 1,018.27	$ 6.65	1.33%
	Class C Shares	$ 1,000.00	$ 1,015.19	$ 9.75	1.95%

AI Navellier	Institutional Class Shares	$ 1,000.00	$ 1,020.12	$ 4.79	0.95%
International Fund	Class A Shares	$ 1,000.00	$ 1,017.64	$ 7.29	1.45%

AI Kansas Tax-Exempt	Institutional Class Shares	$ 1,000.00	$ 1,022.48	$ 2.41	0.48%
Bond Fund	Class A Shares	$ 1,000.00	$ 1,020.56	$ 4.35	0.87%
	Class C Shares	$ 1,000.00	$ 1,017.52	$ 7.41	1.48%

AI Boyd Watterson Core	Institutional Class Shares	$ 1,000.00	$ 1,022.61	$ 2.28	0.45%
Plus Fund	Class A Shares	$ 1,000.00	$ 1,020.89	$ 4.01	0.80%

AI U.S. Inflation-Protected Fund	Institutional Class Shares	$ 1,000.00	$ 1,023.28	$ 1.60	0.32%
	Premier Class Shares	$ 1,000.00	$ 1,022.51	$ 2.38	0.47%
	Class A Shares	$ 1,000.00	$ 1,021.03	$ 3.88	0.77%
	Class C Shares	$ 1,000.00	$ 1,018.30	$ 6.63	1.32%

*

Expenses paid during the period are equal to the annualized expense ratio (for the six month period) for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). (Except for the Institutional Class, Class A, and Class C shares of AI Hillcrest Small Cap Value Fund, which reflect 121 days due to each share class’ inception date of December 31, 2015.)

**	Annualized.
†	Does not include expenses of the investment companies in which the Funds invest.
(a)	Class inception date December 31, 2015.

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Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Companies.

Not applicable.

Item 6.  Schedule of Investments.

The Schedules of Investments has been provided under Item 1 of this Form N-CSR for the American Independence Funds Trust.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not Applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The Board of Trustees has not adopted procedures by which shareholders may recommend nominees to the Board.

Item 11.  Controls and Procedures.

(a) The Registrant's Chief Executive Officer and Chief Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)	Not applicable – only for annual reports.

(a)(2)	Certification of Chief Executive Officer and Chief Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

(a)(3)	Not applicable – only for annual reports.

(b)	Certification of Chief Executive Officer and Chief Financial Officer of the Registrant, as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) American Independence Funds Trust

By (Signature and Title)

/s/ John J. Pileggi
John J. Pileggi
President

Date: July 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ John J. Pileggi
John J. Pileggi
President

Date: July 7, 2016

By (Signature and Title)

/s/ Terrance P. Gallagher
Terrance P. Gallagher
Treasurer and Principal Financial Accounting Officer

Date: July 7, 2016